UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
FPA Crescent Fund
Institutional Class/FPACX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Institutional Class/FPACX)	$114	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Institutional Class (“Fund” or “Crescent”) gained 3.09% in the trailing three months and 17.65% in the trailing twelve months ending December 31, 2025, on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were 3.29% and 2.66%; and 22.34% and 17.88% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
TE Connectivity (TE) is a longtime holding that benefitted in 2025 from continued demand growth in several of the markets in which it sells into, including: AI infrastructure and data center connectivity; energy and grid update cycling; and industrial automation. TE also acquired Richards Manufacturing earlier in the year, which helped strengthen the company’s competitive position in industrial and utility markets, and raised the dividend throughout 2025.
Safran was buoyed by robust aerospace and aftermarket parts demand, reporting record profits in early 2025 for the prior year. As global air traffic continued to recover and air carriers ramped up maintenance projects, the company enjoyed higher aftermarket growth and converted operational efficiency into higher earnings, leading management to raise full-year guidance for 2025.
TOP PERFORMANCE DETRACTORS*
CarMax, the largest retailer of used cars in the US, has been a disappointment. We entered 2025 with hopes that an improved omnichannel offering in an improving used vehicle market would drive increased sales volumes, market share, and profit growth. Instead, we’ve watched management make a series of missteps. The company withdrew its 2030 unit sales targets at the beginning of the year, citing tariff-related uncertainty expected to have little impact five years from now—not particularly confidence-boosting, especially when their competitors retained their stated medium-term goals. Management mistakenly expected their strong fiscal first quarter to continue. They overbought inventory at elevated prices, which they were then forced to work through in the second quarter, causing them to lose market share. Investors have punished the company for its mistakes, and shares have declined by 53% in 2025. Despite our disappointment in management’s execution, the company’s share price appears inexpensive to us. Two independent directors of Carmax bought shares in early October, which could signal that they share a similar outlook to ours. The company also increased its share repurchase program, though we wish they would have held off on repurchases until the market was aware of the current disappointing news. We still believe that CarMax has built a differentiated used vehicle retail business and could see substantial share price improvement if the company rights itself, but operational execution needs to significantly improve.
International Flavors & Fragrances has been plagued with poor management for years. As a leading producer of food, beverage, scent, home and personal care, and health products and ingredients, its products are ubiquitous across many household staples. They produce one-third of probiotics, the enzyme used in half of cold-water laundry detergents, another enzyme used in 20% of the beer brewed globally, and one-third of yogurts use an IFF culture, to name a few. Prior management's reckless capital allocation and ineptitude at managing its diverse global enterprise, transforming a high-margin, unlevered company into one with a lower margin and a higher level of leverage. We have a constructive view of the new CEO, who has renewed the company's focus on being a best-in-class operationally with a smaller product suite.  They have sold, and will continue to sell, non-core assets, which will decrease their leverage and, hopefully, allow for higher margins.  The company has burned the market, and many investors have taken a wait-and-see attitude reasonably.
* The information provided reflects some of the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2025, the position sizes for the securities mentioned as a percentage of net assets were: TE Connectivity (2.2%), Safran (1.6%), CarMax (0.6%), and IFF (1.8%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include outperformance of any index in its investment objectives.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Crescent Fund (Institutional Class/FPACX)	17.65%	11.02%	9.84%
MSCI All Country World Index	22.34%	11.19%	11.72%
S&P 500 Index	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	13.70%	8.47%	9.78%
Consumer Price Index (US) CPI	2.63%	4.47%	3.21%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,881,915,485
Total number of portfolio holdings	140
Total advisory fees paid (net)	$99,044,133
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.7%
Analog Devices, Inc.	2.9%
Meta Platforms, Inc. - Class A	2.6%
TE Connectivity Ltd.	2.2%
Citigroup, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Becton, Dickinson and Co.	1.9%
Heineken Holding N.V.	1.9%
JDE Peet's N.V.	1.8%
International Flavors & Fragrances, Inc.	1.8%
Asset Allocation
Sector Allocation
Material Fund Changes
There were no material fund changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Crescent Fund - Institutional Class
FPA Crescent Fund
Investor Class/FPFRX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Investor Class/FPFRX)	$125	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Investor Class (“Fund” or “Crescent”) gained 3.04% in the trailing three months and 17.52% in the trailing twelve months ending December 31, 2025, on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were 3.29% and 2.66%; and 22.34% and 17.88% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
TE Connectivity (TE) is a longtime holding that benefitted in 2025 from continued demand growth in several of the markets in which it sells into, including: AI infrastructure and data center connectivity; energy and grid update cycling; and industrial automation. TE also acquired Richards Manufacturing earlier in the year, which helped strengthen the company’s competitive position in industrial and utility markets, and raised the dividend throughout 2025.
Safran was buoyed by robust aerospace and aftermarket parts demand, reporting record profits in early 2025 for the prior year. As global air traffic continued to recover and air carriers ramped up maintenance projects, the company enjoyed higher aftermarket growth and converted operational efficiency into higher earnings, leading management to raise full-year guidance for 2025.
TOP PERFORMANCE DETRACTORS*
CarMax, the largest retailer of used cars in the US, has been a disappointment. We entered 2025 with hopes that an improved omnichannel offering in an improving used vehicle market would drive increased sales volumes, market share, and profit growth. Instead, we’ve watched management make a series of missteps. The company withdrew its 2030 unit sales targets at the beginning of the year, citing tariff-related uncertainty expected to have little impact five years from now—not particularly confidence-boosting, especially when their competitors retained their stated medium-term goals. Management mistakenly expected their strong fiscal first quarter to continue. They overbought inventory at elevated prices, which they were then forced to work through in the second quarter, causing them to lose market share. Investors have punished the company for its mistakes, and shares have declined by 53% in 2025. Despite our disappointment in management’s execution, the company’s share price appears inexpensive to us. Two independent directors of Carmax bought shares in early October, which could signal that they share a similar outlook to ours. The company also increased its share repurchase program, though we wish they would have held off on repurchases until the market was aware of the current disappointing news. We still believe that CarMax has built a differentiated used vehicle retail business and could see substantial share price improvement if the company rights itself, but operational execution needs to significantly improve.
International Flavors & Fragrances has been plagued with poor management for years. As a leading producer of food, beverage, scent, home and personal care, and health products and ingredients, its products are ubiquitous across many household staples. They produce one-third of probiotics, the enzyme used in half of cold-water laundry detergents, another enzyme used in 20% of the beer brewed globally, and one-third of yogurts use an IFF culture, to name a few. Prior management's reckless capital allocation and ineptitude at managing its diverse global enterprise, transforming a high-margin, unlevered company into one with a lower margin and a higher level of leverage. We have a constructive view of the new CEO, who has renewed the company's focus on being a best-in-class operationally with a smaller product suite.  They have sold, and will continue to sell, non-core assets, which will decrease their leverage and, hopefully, allow for higher margins.  The company has burned the market, and many investors have taken a wait-and-see attitude reasonably.
* The information provided reflects some of the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2025, the position sizes for the securities mentioned as a percentage of net assets were: TE Connectivity (2.2%), Safran (1.6%), CarMax (0.6%), and IFF (1.8%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include outperformance of any index in its investment objectives.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Crescent Fund (Investor Class/FPFRX)[1]	17.52%	10.91%	9.73%
MSCI All Country World Index	22.34%	11.19%	11.72%
S&P 500 Index	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	13.70%	8.47%	9.78%
Consumer Price Index (US) CPI	2.63%	4.47%	3.21%
1
Investor Class commenced operations on April 30, 2024.  The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,881,915,485
Total number of portfolio holdings	140
Total advisory fees paid (net)	$99,044,133
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Alphabet, Inc. - Class A	3.7%
Analog Devices, Inc.	2.9%
Meta Platforms, Inc. - Class A	2.6%
TE Connectivity Ltd.	2.2%
Citigroup, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Becton, Dickinson and Co.	1.9%
Heineken Holding N.V.	1.9%
JDE Peet's N.V.	1.8%
International Flavors & Fragrances, Inc.	1.8%
Asset Allocation
Sector Allocation
Material Fund Changes
There were no material fund changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Crescent Fund - Investor Class
FPA Crescent Fund
Supra Institutional Class/FPCSX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Supra Institutional Class/FPCSX)	$108	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Crescent Fund – Supra Institutional Class (“Fund” or “Crescent”) gained 3.09% in the trailing three months and 17.68% in the trailing twelve months ending December 31, 2025, on a net basis, which includes reinvestment of all distributions. The MSCI ACWI Index and the S&P 500 Index returns for the three-month period were 3.29% and 2.66%; and 22.34% and 17.88% for the trailing twelve-month period, respectively. The Fund is managed according to FPA’s Contrarian Value Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth, in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS*
TE Connectivity (TE) is a longtime holding that benefitted in 2025 from continued demand growth in several of the markets in which it sells into, including: AI infrastructure and data center connectivity; energy and grid update cycling; and industrial automation. TE also acquired Richards Manufacturing earlier in the year, which helped strengthen the company’s competitive position in industrial and utility markets, and raised the dividend throughout 2025.
Safran was buoyed by robust aerospace and aftermarket parts demand, reporting record profits in early 2025 for the prior year. As global air traffic continued to recover and air carriers ramped up maintenance projects, the company enjoyed higher aftermarket growth and converted operational efficiency into higher earnings, leading management to raise full-year guidance for 2025.
TOP PERFORMANCE DETRACTORS*
CarMax, the largest retailer of used cars in the US, has been a disappointment. We entered 2025 with hopes that an improved omnichannel offering in an improving used vehicle market would drive increased sales volumes, market share, and profit growth. Instead, we’ve watched management make a series of missteps. The company withdrew its 2030 unit sales targets at the beginning of the year, citing tariff-related uncertainty expected to have little impact five years from now—not particularly confidence-boosting, especially when their competitors retained their stated medium-term goals. Management mistakenly expected their strong fiscal first quarter to continue. They overbought inventory at elevated prices, which they were then forced to work through in the second quarter, causing them to lose market share. Investors have punished the company for its mistakes, and shares have declined by 53% in 2025. Despite our disappointment in management’s execution, the company’s share price appears inexpensive to us. Two independent directors of Carmax bought shares in early October, which could signal that they share a similar outlook to ours. The company also increased its share repurchase program, though we wish they would have held off on repurchases until the market was aware of the current disappointing news. We still believe that CarMax has built a differentiated used vehicle retail business and could see substantial share price improvement if the company rights itself, but operational execution needs to significantly improve.
International Flavors & Fragrances has been plagued with poor management for years. As a leading producer of food, beverage, scent, home and personal care, and health products and ingredients, its products are ubiquitous across many household staples. They produce one-third of probiotics, the enzyme used in half of cold-water laundry detergents, another enzyme used in 20% of the beer brewed globally, and one-third of yogurts use an IFF culture, to name a few. Prior management's reckless capital allocation and ineptitude at managing its diverse global enterprise, transforming a high-margin, unlevered company into one with a lower margin and a higher level of leverage. We have a constructive view of the new CEO, who has renewed the company's focus on being a best-in-class operationally with a smaller product suite.  They have sold, and will continue to sell, non-core assets, which will decrease their leverage and, hopefully, allow for higher margins.  The company has burned the market, and many investors have taken a wait-and-see attitude reasonably.
* The information provided reflects some of the top performance contributors and detractors over the trailing twelve months (“TTM”). It does not reflect all positions purchased, sold or recommended during the TTM. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of 12/31/2025, the position sizes for the securities mentioned as a percentage of net assets were: TE Connectivity (2.2%), Safran (1.6%), CarMax (0.6%), and IFF (1.8%). The company data and statistics referenced in the Contributors and Detractors sections, including competitor data, are sourced from company press releases, investor presentations, financial disclosures, SEC filings, or company websites, unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The MSCI ACWI NR USD Index is an unmanaged free ﬂoat-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P 500 Index includes a representative sample of 500 hundred companies in leading industries of the U.S. economy. The Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, but is also considered a proxy for the total market. The Fund does not include outperformance of any index in its investment objectives.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
FPA Crescent Fund (Supra Institutional Class/FPCSX)	17.68%	11.08%	13.33%
MSCI All Country World Index	22.34%	11.19%	13.09%
S&P 500 Index	17.88%	14.42%	15.57%
60%/40% S&P 500 Index/Bloomberg Barclays US Aggregate Bond Index	13.70%	8.47%	9.21%
Consumer Price Index (US) CPI	2.63%	4.47%	4.38%
1	Supra Institutional Class commenced operations on September 4, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/performance/crescent for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,881,915,485
Total number of portfolio holdings	140
Total advisory fees paid (net)	$99,044,133
Portfolio turnover rate as of the end of the reporting period	23%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings
Alphabet, Inc. - Class A	3.7%
Analog Devices, Inc.	2.9%
Meta Platforms, Inc. - Class A	2.6%
TE Connectivity Ltd.	2.2%
Citigroup, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Becton, Dickinson and Co.	1.9%
Heineken Holding N.V.	1.9%
JDE Peet's N.V.	1.8%
International Flavors & Fragrances, Inc.	1.8%

Asset Allocation

Sector Allocation
Material Fund Changes
There were no material fund changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Crescent Fund - Supra Institutional Class
FPA Flexible Fixed Income Fund
Institutional Class/FPFIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period to January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	$57	0.55%
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the twelve-month period ending December 31, 2025, the FPA Flexible Fixed Income Fund’s Institutional Class (“Fund”) net return was 7.23%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
During the 12 months ending December 31, 2025, Treasury yields decreased between 7-77 basis points for maturities less than 30 years. Spreads on investment grade and high yield rated debt decreased. Due to low spreads, we largely focused on buying longer-duration, High Quality bonds (rated single-A or higher) which we believe will enhance both the Fund’s long-term returns and short-term upside-versus-downside return profile. Over the past 12 months, the Fund’s duration has ranged from 3.3 years to 3.5 years. We seek to opportunistically invest in Credit when we believe prices adequately compensate for the risk of permanent impairment of capital and near-term mark-to-market risk. The Fund’s exposure to investments rated BBB or lower decreased as decreasing spreads in that part of the market generally made these investments unattractive.
Fund performance can be attributed to the following:[1]
The largest contributors to performance during the 12 months ending December 31, 2025:
• Agency-guaranteed residential mortgage pools driven by price increase due to lower benchmark yields and spreads; interest income; and amortization of principal
• U.S. Treasuries due to interest income and price increase due to lower benchmark yields
• Agency-guaranteed commercial mortgage-backed securities driven by price increase due to lower benchmark yields and spreads; and interest income
Although certain individual bonds detracted from performance during the year, there were no meaningful detractors at the sector level.
[1] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at https://fpa.com. Past performance is no guarantee, nor is it indicative, of future results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	7.23%	4.01%	4.08%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.38%
CPI + 200 Basis Points	4.70%	6.54%	5.80%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/performance/flexible-fixed-income for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,939,413,246
Total number of portfolio holdings	412
Total advisory fees paid (net)	$6,764,534
Portfolio turnover rate as of the end of the reporting period	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.625%, 10/31/2030	9.0%
U.S. Treasury Note, 3.625%, 8/31/2030	5.3%
U.S. Treasury Note, 3.875%, 7/31/2030	4.2%
U.S. Treasury Note, 3.500%, 11/30/2030	2.4%
U.S. Treasury Note, 3.625%, 9/30/2030	2.1%
Fannie Mae Pool, 1.000%, 3/1/2037	0.8%
Freddie Mac Pool, 1.500%, 3/1/2041	0.8%
Freddie Mac Pool, 1.500%, 5/1/2041	0.7%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.7%
Fannie Mae Pool, 1.500%, 11/1/2041	0.7%
Asset Allocation
Sector Allocation
Material Fund Changes
There were no material fund changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Flexible Fixed Income Fund - Institutional Class
FPA Flexible Fixed Income Fund
Advisor Class/FFIAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period to January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	$62	0.60%
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the twelve-month period ending December 31, 2025, the FPA Flexible Fixed Income Fund’s Advisor Class (“Fund”) net return was 7.22%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
During the 12 months ending December 31, 2025, Treasury yields decreased between 7-77 basis points for maturities less than 30 years. Spreads on investment grade and high yield rated debt decreased. Due to low spreads, we largely focused on buying longer-duration, High Quality bonds (rated single-A or higher) which we believe will enhance both the Fund’s long-term returns and short-term upside-versus-downside return profile. Over the past 12 months, the Fund’s duration has ranged from 3.3 years to 3.5 years. We seek to opportunistically invest in Credit when we believe prices adequately compensate for the risk of permanent impairment of capital and near-term mark-to-market risk. The Fund’s exposure to investments rated BBB or lower decreased as decreasing spreads in that part of the market generally made these investments unattractive.
Fund performance can be attributed to the following:[1]
The largest contributors to performance during the 12 months ending December 31, 2025:
• Agency-guaranteed residential mortgage pools driven by price increase due to lower benchmark yields and spreads; interest income; and amortization of principal
• U.S. Treasuries due to interest income and price increase due to lower benchmark yields
• Agency-guaranteed commercial mortgage-backed securities driven by price increase due to lower benchmark yields and spreads; and interest income
Although certain individual bonds detracted from performance during the year, there were no meaningful detractors at the sector level.
[1] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at https://fpa.com. Past performance is no guarantee, nor is it indicative, of future results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	7.22%	4.02%
Bloomberg U.S. Universal Bond Index	7.58%	0.55%
CPI + 200 Basis Points	4.70%	6.62%
1	Advisor Class commenced operations on April 16, 2021.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/performance/flexible-fixed-income for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,939,413,246
Total number of portfolio holdings	412
Total advisory fees paid (net)	$6,764,534
Portfolio turnover rate as of the end of the reporting period	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.625%, 10/31/2030	9.0%
U.S. Treasury Note, 3.625%, 8/31/2030	5.3%
U.S. Treasury Note, 3.875%, 7/31/2030	4.2%
U.S. Treasury Note, 3.500%, 11/30/2030	2.4%
U.S. Treasury Note, 3.625%, 9/30/2030	2.1%
Fannie Mae Pool, 1.000%, 3/1/2037	0.8%
Freddie Mac Pool, 1.500%, 3/1/2041	0.8%
Freddie Mac Pool, 1.500%, 5/1/2041	0.7%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.7%
Fannie Mae Pool, 1.500%, 11/1/2041	0.7%
Asset Allocation
Sector Allocation
Material Fund Changes
There were no material fund changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Flexible Fixed Income Fund - Advisor Class
FPA Flexible Fixed Income Fund
Investor Class/FFIRX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Investor Class/FFIRX)[1]	$33	0.65%[2]
[1]
The Investor Class commenced operations on July 1, 2025. If the Investor Class had been operational for the entire annual period of January 1, 2025 to December 31, 2025, expenses would have been higher.

[2]	Annualized.
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the period ending December 31, 2025, the FPA Flexible Fixed Income Fund’s Investor Class (“Fund”) net return was 3.03%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
During the 12 months ending December 31, 2025, Treasury yields decreased between 7-77 basis points for maturities less than 30 years. Spreads on investment grade and high yield rated debt decreased. Due to low spreads, we largely focused on buying longer-duration, High Quality bonds (rated single-A or higher) which we believe will enhance both the Fund’s long-term returns and short-term upside-versus-downside return profile. Over the past 12 months, the Fund’s duration has ranged from 3.3 years to 3.5 years. We seek to opportunistically invest in Credit when we believe prices adequately compensate for the risk of permanent impairment of capital and near-term mark-to-market risk. The Fund’s exposure to investments rated BBB or lower decreased as decreasing spreads in that part of the market generally made these investments unattractive.
Fund performance can be attributed to the following:[1]
The largest contributors to performance during the 12 months ending December 31, 2025:
• Agency-guaranteed residential mortgage pools driven by price increase due to lower benchmark yields and spreads; interest income; and amortization of principal
• U.S. Treasuries due to interest income and price increase due to lower benchmark yields
• Agency-guaranteed commercial mortgage-backed securities driven by price increase due to lower benchmark yields and spreads; and interest income
Although certain individual bonds detracted from performance during the year, there were no meaningful detractors at the sector level.
[1] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-endv may be obtained at https://fpa.com. Past performance is no guarantee, nor is it indicative, of future results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
ANNUAL TOTAL RETURN	Since Inception
FPA Flexible Fixed Income Fund (Investor Class/FFIRX)[1]	3.03%
Bloomberg U.S. Universal Bond Index	3.37%
CPI + 200 Basis Points	2.43%
1
The Investor Class commenced operations on July 1, 2025. If the Investor Class had been operational for the entire annual period of January 1, 2025 to December 31, 2025, expenses would have been higher.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpa.com/funds/performance/flexible-fixed-income for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,939,413,246
Total number of portfolio holdings	412
Total advisory fees paid (net)	$6,764,534
Portfolio turnover rate as of the end of the reporting period	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.625%, 10/31/2030	9.0%
U.S. Treasury Note, 3.625%, 8/31/2030	5.3%
U.S. Treasury Note, 3.875%, 7/31/2030	4.2%
U.S. Treasury Note, 3.500%, 11/30/2030	2.4%
U.S. Treasury Note, 3.625%, 9/30/2030	2.1%
Fannie Mae Pool, 1.000%, 3/1/2037	0.8%
Freddie Mac Pool, 1.500%, 3/1/2041	0.8%
Freddie Mac Pool, 1.500%, 5/1/2041	0.7%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.7%
Fannie Mae Pool, 1.500%, 11/1/2041	0.7%
Asset Allocation
Sector Allocation
Material Fund Changes
There were no material fund changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Flexible Fixed Income Fund - Investor Class

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-982-4372.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that John Zader and Sandra Brown, who are members of the Registrant’s Audit Committee and Board of Trustees, are “audit committee financial experts” and are “independent” as those terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FPA Flexible Fixed Income Fund FPA Crescent Fund	FYE 12/31/2025	FYE 12/31/2024
(a)	Audit Fees	$28,000	$27,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,000	$5,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FPA Flexible Fixed Income Fund FPA Crescent Fund	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	FPA Flexible Fixed Income Fund FPA Crescent Fund	FYE 12/31/2025	FYE 12/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Crescent Fund

(Institutional Class: FPACX)

(Investor Class: FPFRX)

(Supra Institutional Class: FPCSX)

ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2025

FPA Crescent Fund

A series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Crescent Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

https://fpa.com

FPA Crescent Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Principal Amount		Value
	BONDS & DEBENTURES — 3.7%
	CONVERTIBLE BONDS — 2.1%
	Delivery Hero AG
$86,200,000	1.000%, 1/23/2027	$98,340,331
1,600,000	1.500%, 1/15/2028	1,756,258
126,000,000	3.250%, 2/21/2030	143,908,615
	Wayfair, Inc.
4,278,000	1.000%, 8/15/2026	4,258,749
	TOTAL CONVERTIBLE BONDS
	(Cost $227,903,055)	248,263,953
	CORPORATE BANK DEBT — 0.4%
	Cornerstone OnDemand, Inc.
2,487,023	7.683% (1-Month Term SOFR+375 basis points), 10/16/2028(a),(b),(c)	2,275,626
	Lealand Finance Company B.V. Senior Exit LC
21,844,968	3.500%, 6/30/2027(a),(b),(c),(d),(e),(f),(g)	(5,461,242)
	Lealand Reficar LC Term Loan
602,758	11.433% (3-Month Term SOFR+750 basis points), 6/30/2027(a),(b),(c),(d),(e),(f),(h)	530,427
	McDermott LC
26,500,921	8.552% (3-Month Term SOFR+426.16 basis points), 6/30/2027(a),(b),(c),(d),(e),(f)	19,875,691
	McDermott Technology Americas, Inc.
1,074,221	6.831% (1-Month Term SOFR+300 basis points), 6/30/2027(a),(b),(c),(d),(f)	880,861
40,595,493	7.831% (1-Month Term SOFR+400 basis points), 12/31/2027(a),(b),(c),(d),(f),(h)	31,258,530
	Vision Solutions, Inc.
2,486,598	8.102% (3-Month Term SOFR+400 basis points), 4/24/2028(a),(b),(c)	2,296,995
	TOTAL CORPORATE BANK DEBT
	(Cost $74,153,380)	51,656,888
	CORPORATE BONDS — 1.2%
	COMMUNICATIONS — 0.9%
	EchoStar Corp.
33,209,948	3.875%, 11/30/2030	110,921,226
	FINANCIALS — 0.3%
	Charles Schwab Corp.
18,976,000	4.000% (USD 5 Year Tsy+316.8 basis points)(c),(i)	18,811,858
2,588,000	5.000% (3-Month USD Libor+257.5 basis points)(c),(i)	2,532,254
	Vornado Realty LP
8,623,000	2.150%, 6/1/2026	8,515,989
		29,860,101
	TOTAL CORPORATE BONDS
	(Cost $57,092,266)	140,781,327
	TOTAL BONDS & DEBENTURES
	(Cost $359,148,701)	440,702,168

1

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	CLOSED-END FUNDS — 0.0%
4,756,180	Altegrity, Inc.(b),(f)	$5,469,607
	TOTAL CLOSED-END FUNDS
	(Cost $0)	5,469,607
	COMMON STOCKS — 60.4%
	AEROSPACE & DEFENSE — 1.6%
544,912	Safran S.A.	189,806,381
	APPAREL & TEXTILE PRODUCTS — 0.8%
446,942	Cie Financiere Richemont S.A. - Class A	96,383,513
	ASSET MANAGEMENT — 1.0%
344,126	LPL Financial Holdings, Inc.	122,911,483
457,176	Pershing Square Tontine Holdings Ltd.(b),(f)	—
		122,911,483
	BANKING — 2.7%
2,192,317	Citigroup, Inc.	255,821,471
703,204	Wells Fargo & Co.	65,538,613
		321,360,084
	BEVERAGES — 4.4%
3,088,974	Heineken Holding N.V.	226,200,821
5,885,188	JDE Peet's N.V.	220,098,700
926,151	Pernod Ricard S.A.	79,304,713
		525,604,234
	BIOTECH & PHARMA — 0.6%
465,134	Merck KGaA	66,386,905

	CABLE & SATELLITE — 2.3%
325,576	Charter Communications, Inc. - Class A*	67,963,990
3,996,138	Comcast Corp. - Class A	119,444,565
1,890,532	Liberty Broadband Corp. - Class C*	91,879,855
		279,288,410
	CHEMICALS — 4.6%
16,929,662	Azelis Group N.V.(d)	184,966,854
640,089	IMCD N.V.	58,097,348
3,163,067	International Flavors & Fragrances, Inc.	213,159,085
12,787,300	Nippon Paint Holdings Co., Ltd.	85,620,378
		541,843,665
	COMMERCIAL SUPPORT SERVICES — 1.2%
1,637,209	Eurofins Scientific S.E.	119,729,254
562,744	Sodexo S.A.	28,833,405
		148,562,659
	CONSTRUCTION MATERIALS — 1.8%
2,429,341	Amrize Ltd.*	131,378,761

2

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSTRUCTION MATERIALS (Continued)
826,751	Holcim AG*	$80,484,487
		211,863,248
	E-COMMERCE DISCRETIONARY — 1.7%
875,695	Amazon.com, Inc.*	202,127,920
	ELECTRIC UTILITIES — 0.1%
720,710	PG&E Corp.	11,581,810
	ELECTRICAL EQUIPMENT — 2.6%
438,300	Hirose Electric Co., Ltd.	48,504,257
1,148,440	TE Connectivity Ltd.	261,281,585
		309,785,842
	ENGINEERING & CONSTRUCTION — 1.3%
2,851,885	McDermott International, Ltd.*,(b),(d),(f)	42,778,275
675,846	Samsung C&T Corp.	112,253,445
		155,031,720
	ENTERTAINMENT CONTENT — 0.1%
33,130	Epic Games, Inc.(b),(f)	12,981,991
	FOOD — 1.1%
1,049,585	Magnum Ice Cream Co. N.V.*	16,635,922
365,104	Magnum Ice Cream Co. N.V.*	5,794,716
3,692,119	Magnum Ice Cream Co. N.V.*	59,080,846
651,117	Orion Corp.	47,710,799
		129,222,283
	HEALTH CARE FACILITIES & SVCS — 0.9%
580,243	ICON PLC*	105,731,879
	HOME CONSTRUCTION — 0.9%
2,196,279	Fortune Brands Innovations, Inc.	109,857,876
	HOUSEHOLD PRODUCTS — 0.1%
1,007,600	Rohto Pharmaceutical Co., Ltd.	16,890,772
83,300	Shiseido Co. Ltd.	1,212,258
		18,103,030
	INSTITUTIONAL FINANCIAL SVCS — 1.2%
2,277,248	Jefferies Financial Group, Inc.	141,121,059
	INSURANCE — 1.4%
477,746	Aon PLC - Class A	168,587,008
	INTERNET MEDIA & SERVICES — 10.2%
1,390,001	Alphabet, Inc. - Class A	435,070,313
769,465	Alphabet, Inc. - Class C	241,458,117
457,981	Meta Platforms, Inc. - Class A	302,308,678
2,882,508	Prosus N.V.*	178,485,817

3

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET MEDIA & SERVICES (Continued)
602,717	Uber Technologies, Inc.*	$49,248,006
		1,206,570,931
	LEISURE FACILITIES & SERVICES — 1.4%
244,440	Marriott International, Inc. - Class A	75,835,066
672,835	Vail Resorts, Inc.	89,352,488
		165,187,554
	MACHINERY — 0.3%
919,020	Hoshizaki Corp.	30,611,664
	MEDICAL EQUIPMENT & DEVICES — 3.4%
2,490,982	Avantor, Inc.*	28,546,654
1,180,043	Becton, Dickinson and Co.	229,010,945
243,903	Bio-Rad Laboratories, Inc.*	73,900,170
134,470	Thermo Fisher Scientific, Inc.	77,918,641
		409,376,410
	METALS & MINING — 1.7%
26,947,501	Glencore PLC*	147,305,014
5,233,690	Grupo Mexico S.A.B. de C.V.	49,417,427
		196,722,441
	OIL & GAS PRODUCERS — 0.8%
111,713	Gulfport Energy Corp.*	23,235,187
2,488,164	Kinder Morgan, Inc.	68,399,628
		91,634,815
	OIL & GAS SERVICES & EQUIP — 0.7%
5,037,287	NOV, Inc.	78,732,796
	REAL ESTATE OWNERS & DEVELOPERS — 0.1%
2,098,628	Swire Pacific Ltd. - Class A	16,917,783
	REIT — 0.9%
5,119,454	Douglas Emmett, Inc.	56,262,800
1,448,615	Vornado Realty Trust	48,209,907
		104,472,707
	RETAIL - DISCRETIONARY — 1.7%
1,836,295	CarMax, Inc.*	70,954,439
576,928	Ferguson Enterprises, Inc.	128,441,480
		199,395,919
	SEMICONDUCTORS — 3.9%
1,260,676	Analog Devices, Inc.	341,895,331
51,455	Broadcom, Inc.	17,808,575
482,460	NXP Semiconductors N.V.	104,722,768
		464,426,674

4

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY HARDWARE — 1.5%
382,985	Dell Technologies, Inc. - Class C	$48,210,152
1,660,761	NCR Atleos Corp.*	63,291,601
3,636,184	NCR Voyix Corp.*	37,089,077
455,180	Nintendo Co., Ltd.	30,731,281
		179,322,111
	TECHNOLOGY SERVICES — 0.7%
1,442,197	LG Corp.	80,802,712

	TELECOMMUNICATIONS — 0.2%
170,053	EchoStar Corp. - Class A*	18,484,761

	TRANSPORTATION EQUIPMENT — 0.5%
281,311	Westinghouse Air Brake Technologies Corp.	60,045,833
	TOTAL COMMON STOCKS
	(Cost $4,193,259,746)	7,170,848,111
	LIMITED PARTNERSHIPS — 1.8%
150,000	Footpath Ventures SPV IV LP(b),(f)	23,758,344
2,073,734	FPS Holdco LLC(b),(d),(f)	154,474,796
107,799	FPS Shelby Holdco I LLC(b),(d),(f)	10,276,468
22,500,000	Jett Texas LLC(b),(j)	23,960,250
1,146,250	Sound Holding FP(b),(d),(f)	—
120,000	U.S. Farming Realty Trust II LP(b),(d),(f)	479,299
	TOTAL LIMITED PARTNERSHIPS
	(Cost $98,805,380)	212,949,157
	WARRANTS — 0.0%
414,327	Electriq Power Holdings, Inc., Expiration Date: July 31, 2028*,(f)	—
316,054	MariaDB PLC, Expiration Date: December 16, 2027*,(f)	—
77,074	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(f)	—
	TOTAL WARRANTS
	(Cost $230,012)	—
	SHORT-TERM INVESTMENTS — 33.9%
	MONEY MARKET INVESTMENTS — 0.2%
28,535,016	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.64%(k)	28,535,016

Principal Amount
	COMMERCIAL PAPER — 18.7%
$70,350,000	Chevron Corp., 3.67%, 6/2/2026	69,259,888
150,000,000	Cisco Systems, Inc., 3.86%, 3/20/2026	148,745,500
	Exxon Mobil Corp.
85,000,000	3.63%, 1/5/2026	84,965,717
160,000,000	3.62%, 1/6/2026	159,919,555
108,000,000	3.80%, 1/21/2026	107,772,000

5

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$123,000,000	3.72%, 1/23/2026	$122,720,380
79,000,000	3.68%, 2/2/2026	78,740,516
100,000,000	3.84%, 2/4/2026	99,637,333
131,000,000	3.75%, 2/5/2026	130,522,396
115,000,000	3.84%, 2/6/2026	114,558,400
91,000,000	3.62%, 2/13/2026	90,605,929
	Johnson & Johnson Co.
35,000,000	3.87%, 1/5/2026	34,984,950
139,000,000	3.81%, 1/15/2026	138,794,048
51,000,000	3.85%, 1/16/2026	50,918,187
132,000,000	3.80%, 2/3/2026	131,540,200
80,000,000	Nestle Capital, 4.23%, 1/7/2026	79,951,733
77,000,000	Nestle Finance International Ltd., 3.62%, 1/9/2026	76,927,620
	Pepsico, Inc.
124,000,000	3.84%, 1/22/2026	123,722,240
100,000,000	3.71%, 2/11/2026	99,577,472
95,000,000	3.63%, 3/9/2026	94,358,196
10,000,000	TotalEnergies Capital S.A., 4.00%, 2/9/2026	9,956,667
	Walmart Stores, Inc.
72,000,000	3.64%, 1/21/2026	71,854,400
100,000,000	3.64%, 1/22/2026	99,787,667
		2,219,820,994
	TREASURY BILLS — 15.0%
	U.S. Treasury Bill
61,000,000	3.87%, 1/6/2026(l)	60,967,700
32,000,000	3.66%, 1/8/2026(l)	31,976,639
51,000,000	3.84%, 1/13/2026(l)	50,935,772
86,000,000	3.88%, 1/20/2026(l)	85,826,728
74,000,000	3.82%, 1/27/2026(l)	73,799,153
89,000,000	3.52%, 1/29/2026(l)	88,739,717
131,000,000	3.76%, 2/5/2026(l)	130,529,639
93,000,000	3.82%, 2/10/2026(l)	92,612,583
100,000,000	3.80%, 2/12/2026(l)	99,564,250
139,000,000	3.82%, 2/17/2026(l)	138,319,298
129,000,000	3.83%, 2/19/2026(l)	128,339,824
99,000,000	3.79%, 2/24/2026(l)	98,448,322
112,000,000	3.77%, 2/26/2026(l)	111,355,378
140,000,000	3.72%, 3/3/2026(l)	139,175,134
100,000,000	3.75%, 3/5/2026(l)	99,392,070
101,000,000	3.68%, 3/10/2026(l)	100,350,954
101,000,000	3.59%, 3/12/2026(l)	100,318,533
78,000,000	3.60%, 3/17/2026(l)	77,443,485

6

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	TREASURY BILLS (Continued)
$76,000,000	3.57%, 3/19/2026(l)	$75,436,848
		1,783,532,027
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,031,742,817)	4,031,888,037

	TOTAL INVESTMENTS — 99.8%
	(Cost $8,683,186,656)	11,861,857,080
	Other Assets in Excess of Liabilities — 0.2%	20,058,405
	TOTAL NET ASSETS — 100.0%	$11,881,915,485

Number of Shares
	SECURITIES SOLD SHORT — (0.2)%
	EXCHANGE-TRADED FUNDS — (0.2)%
(12,968)	Vanguard Growth ETF	(6,326,568)
(28,642)	Vanguard S&P 500 Growth ETF	(12,733,947)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $19,264,975)	(19,060,515)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $19,264,975)	$(19,060,515)

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
(a)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(b)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $325,835,918, which represents 2.74% of Total Net Assets.
(c)	Variable or floating rate security.
(d)	Affiliated company.
7

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

(e)	As of December 31, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 10 of the Notes to Financial Statements for further information on these commitments and contingencies.
(f)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(g)	All or a portion of the loan is unfunded.
(h)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(i)	Perpetual security. Maturity date is not applicable.
(j)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(k)	The rate is the annualized seven-day yield at period end.
(l)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

8

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Total Return Swaps

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Green Thumb Industries, Inc.	OBFR + 1.500%	Annual	Nomura Securities International, Inc.	8/17/2026	$17,447,488	$(781,827)	—	$(781,827)
						$(781,827)	—	$(781,827)
9

FPA Crescent Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2025

Assets:
Investments, at value (cost $8,306,525,337)	$11,421,797,121
Investments in affiliates, at value (cost $376,661,319)	440,059,959
Cash	30,825
Deposits held at broker	29,892,705
Receivables:
Investment securities sold	10,432,534
Fund shares sold	12,002,276
Dividends and interest	9,839,357
Reclaims receivable	9,421,834
Prepaid expenses	48,065
Total assets	11,933,524,676

Liabilities:
Securities sold short, at value (proceeds $19,264,975)	19,060,515
Payables:
Investment securities purchased	11,712,103
Fund shares redeemed	4,128,815
Unrealized depreciation on open swap contracts	781,827
Advisory fees	8,984,888
Shareholder servicing fees (Note 8)	1,021,016
Fund services fees	340,003
Administrative service fees (Note 3)	489,754
Redemption liquidity service	4,878,971
Shareholder reporting fees	70,675
Trustees' deferred compensation (Note 3)	49,136
Auditing fees	17,000
Trustees' fees and expenses	12,698
Legal fees	4,254
Chief Compliance Officer fees	2,804
Accrued other expenses	54,732
Total liabilities	51,609,191
Commitments and contingencies (Note 10)
Net Assets	$11,881,915,485

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$8,823,525,708
Total distributable earnings (accumulated deficit)	3,058,389,777
Net Assets	$11,881,915,485

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$27,936,916
Shares of beneficial interest issued and outstanding	648,317
Redemption price per share	$43.09

Institutional Class Shares:
Net assets applicable to shares outstanding	$7,558,759,683
Shares of beneficial interest issued and outstanding	175,396,522
Redemption price per share	$43.10

Supra Institutional Class Shares:
Net assets applicable to shares outstanding	$4,295,218,886
Shares of beneficial interest issued and outstanding	99,531,529
Redemption price per share	$43.15

See accompanying Notes to Financial Statements.

10

FPA Crescent Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Investment income:
Interest (net of foreign withholding taxes of $146,094)	$194,545,081
Dividends (net of foreign withholding taxes of $5,086,693)	104,166,400
Dividends from affiliated issuers	33,264,754
Interest from affiliated issuers	7,040,066
Total investment income	339,016,301

Expenses:
Advisory fees	103,595,446
Shareholder servicing fees - Investor Class (Note 8)	44,660
Shareholder servicing fees - Institutional Class (Note 8)	4,471,639
Shareholder servicing fees - Supra Institutional Class (Note 8)	3,119,222
Fund services fees	1,622,361
Administrative service fees - Investor Class (Note 3)	12,546
Administrative service fees - Institutional Class (Note 3)	5,023,429
Administrative service fees - Supra Institutional Class (Note 3)	394,504
Redemption liquidity service	337,954
Registration fees	227,327
Shareholder reporting fees	225,955
Trustees' fees and expenses	192,411
Dividends on securities sold short	172,598
Legal fees	95,033
Insurance fees	64,745
Miscellaneous	34,527
Chief Compliance Officer fees	21,342
Auditing fees	19,659
Interest expense	17,727
Total expenses	119,693,085
Advisory fees waived and shareholder servicing fees reimbursed (Note 3 and 8)	(4,551,313)
Net expenses	115,141,772
Net investment income (loss)	223,874,529

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	663,620,699
Investments in affiliated issuers	80,949,534
In-kind redemptions	500,904,170
Securities sold short	(1,522,926)
Swap contracts	(15,218,378)
Foreign currency transactions	85,735
Total realized gain (loss)	1,228,818,834
Net change in unrealized appreciation (depreciation) on:
Investments	340,986,140
Investments in affiliated issuers	14,551,156
Securities sold short	18,309
Swap contracts	13,760,053
Foreign currency translations	1,083,848
Net change in unrealized appreciation (depreciation)	370,399,506
Net realized and unrealized gain (loss)	1,599,218,340

Net Increase (Decrease) in Net Assets from Operations	$1,823,092,869

See accompanying Notes to Financial Statements.

11

FPA Crescent Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$223,874,529	$237,658,006
Total realized gain (loss) on investments, Investments in affiliated issuers - realized, securities sold short, Swap contracts - realized and foreign currency transactions	1,228,818,834	696,085,008
Net change in unrealized appreciation (depreciation) on investments, Investments in affiliated issuers - unrealized, securities sold short, Swap contracts - unrealized and foreign currency translations	370,399,506	408,330,369
Net increase (decrease) in net assets resulting from operations	1,823,092,869	1,342,073,383

Distributions to Shareholders:
Distributions:
Investor Class	(2,382,760)	(362,286)[1]
Institutional Class	(681,547,405)	(613,259,813)
Supra Institutional Class	(387,112,291)	(317,440,683)
Total distributions to shareholders	(1,071,042,456)	(931,062,782)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	25,936,607	7,231,016 [1]
Institutional Class	837,884,203	720,419,100
Supra Institutional Class	1,210,206,676	1,099,107,496
Reinvestment of distributions:
Investor Class	2,382,760	362,286 [1]
Institutional Class	562,908,557	510,800,548
Supra Institutional Class	322,178,238	285,821,922
Cost of shares redeemed:
Investor Class	(7,266,796)	(1,080,782)[1]
Institutional Class	(1,221,070,001)	(1,633,167,326)
Supra Institutional Class	(1,097,102,878)	(609,534,340)
Net increase (decrease) in net assets from capital transactions	636,057,366	379,959,920

Total increase (decrease) in net assets	1,388,107,779	790,970,521

Net Assets:
Beginning of period	10,493,807,706	9,702,837,185
End of period	$11,881,915,485	$10,493,807,706

Capital Share Transactions:
Shares sold:
Investor Class	609,414	169,840 [1]
Institutional Class	19,543,040	17,713,291
Supra Institutional Class	27,885,011	27,222,535
Shares reinvested:
Investor Class	55,512	9,075 [1]
Institutional Class	13,113,465	12,722,319
Supra Institutional Class	7,496,674	7,112,264
Shares redeemed:
Investor Class	(169,833)	(25,691)[1]
Institutional Class	(28,806,343)	(40,319,922)
Supra Institutional Class	(25,067,133)	(14,805,338)
Net increase (decrease) in capital share transactions	14,659,807	9,798,373

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to December 31, 2024.

See accompanying Notes to Financial Statements.

12

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2025	2024[1]
Net asset value, beginning of period	$40.19	$40.13
Income from Investment Operations:
Net investment income (loss)[2]	0.82	0.71
Net realized and unrealized gain	6.17	3.11
Total from investment operations	6.99	3.82

Less Distributions:
From net investment income	(1.11)	(1.27)
From net realized gain	(2.98)	(2.49)
Total distributions	(4.09)	(3.76)
Net asset value, end of period	$43.09	$40.19

Total return[3]	17.52%	9.71%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,937	$6,159

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%[5]	1.28%[5,6]
After fees waived and expenses absorbed	1.15%[5]	1.16%[5,6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.76%	2.38%[6]
After fees waived and expenses absorbed	1.89%	2.50%[6]

Portfolio turnover rate	23%	10%[6]

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to December 31, 2024.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Not annualized.
[5]	Includes short sale dividend, tax, and interest expenses that rounds to less than 0.01% of average net assets.
[6]	Annualized.

See accompanying Notes to Financial Statements.

13

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2025	2024	2023	2022[1]	2021[1]
Net asset value, beginning of period	$40.20	$38.63	$33.34	$37.01	$35.97
Income from Investment Operations:
Net investment income (loss)[2]	0.85	0.94	0.70	0.17	- [3]
Net realized and unrealized gain (loss)	6.19	4.37	6.03	(3.58)	5.34
Total from investment operations	7.04	5.31	6.73	(3.41)	5.34

Less Distributions:
From net investment income	(1.16)	(1.25)	(0.05)	(0.02)	(0.29)
From net realized gain	(2.98)	(2.49)	(1.39)	(0.24)	(4.01)
Total distributions	(4.14)	(3.74)	(1.44)	(0.26)	(4.30)

Redemption fee proceeds	-	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$43.10	$40.20	$38.63	$33.34	$37.01

Total return[4]	17.65%	13.96%	20.27%	(9.20)%	15.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,558,760	$6,896,876	$7,009,178	$6,301,530	$8,394,402

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.09%[5]	1.07%[5]	1.08%	1.09%[6]	1.17%[7]
After fees waived and expenses absorbed	1.05%[5]	1.06%[5]	1.05%	1.06%[6]	1.14%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.95%	2.26%	1.89%	0.46%	(0.03)%
After fees waived and expenses absorbed	1.99%	2.27%	1.92%	0.50%	0.01%
Portfolio turnover rate	23%	10%	14%	20%	20%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Amount represents less than $0.01 per share.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Includes short sale dividend, tax, and interest expenses that rounds to less than 0.01% of average net assets.
[6]	For the year ended December 31, 2022, the expense ratio includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[7]	For the year ended December 31, 2021, the expense ratio includes short sale dividend expense equal to 0.09% of average net assets.

See accompanying Notes to Financial Statements.

14

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Supra Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2025	2024	2023	2022[1]	2021[1]
Net asset value, beginning of period	$40.25	$38.65	$33.35	$37.01	$35.98
Income from Investment Operations:
Net investment income (loss)[2]	0.88	0.96	0.72	0.22	0.02
Net realized and unrealized gain (loss)	6.18	4.39	6.03	(3.61)	5.33
Total from investment operations	7.06	5.35	6.75	(3.39)	5.35

Less Distributions:
From net investment income	(1.18)	(1.26)	(0.06)	(0.03)	(0.31)
From net realized gain	(2.98)	(2.49)	(1.39)	(0.24)	(4.01)
Total distributions	(4.16)	(3.75)	(1.45)	(0.27)	(4.32)

Redemption fee proceeds	-	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$43.15	$40.25	$38.65	$33.35	$37.01

Total return[4]	17.68%	14.06%	20.33%	(9.14)%	15.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,295,219	$3,590,773	$2,693,659	$2,258,987	$1,890,554

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.05%[5]	1.03%[5]	1.02%	1.03%[6]	1.12%[7]
After fees waived and expenses absorbed	0.99%[5]	1.00%[5]	0.99%	1.00%[6]	1.09%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.99%	2.33%	1.95%	0.61%	0.02%
After fees waived and expenses absorbed	2.05%	2.36%	1.98%	0.64%	0.06%
Portfolio turnover rate	23%	10%	14%	20%	20%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Amount represents less than $0.01 per share.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Includes short sale dividend, tax, and interest expenses that rounds to less than 0.01% of average net assets.
[6]	For the year ended December 31, 2022, the expense ratio includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[7]	For the year ended December 31, 2021, the expense ratio includes short sale dividend expense equal to 0.10% of average net assets.

See accompanying Notes to Financial Statements.

15

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1 – Organization

FPA Crescent Fund (the “Fund”), is a diversified series of Investment Managers Series Trust III (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital. First Pacific Advisors, LP (the "Adviser"), has served as the Fund's investment adviser since March 1, 1996.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Directors has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

16

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

17

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

(f) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

18

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

(g) Special Purpose Acquisition Companies

The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund's investments in SPACs will not significantly contribute to the Fund's distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, the Fund may elect not to participate in the proposed transaction or the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC's assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest's intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. There were no Private Investment in Public Equity (“PIPE”) share purchase commitments for the SPACs the Fund invested in as of December 31, 2025.

(h) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

19

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

(j) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(k) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.93% plus class-specific administrative service fee of 0.07%, 0.07% and 0.01% of the Fund’s average daily net assets for the Institutional Class, Investor Class and Supra Institutional Class, respectively.

The Adviser has contractually agreed to reimburse operating expenses in excess of 0.05%, 0.15% and 0.05% of the average daily net assets of the Institutional Class, Investor Class and Supra Institutional Class, respectively, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expense, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, through April 30, 2026. The Adviser has also contractually agreed to reimburse the Fund for redemption liquidity service expenses in excess of 0.0044% of the daily average net assets of the Fund through April 30, 2026. These agreements may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Advisory Agreement. For the year ended December 31, 2025, the Adviser waived a portion of its advisory fees totaling $2,503,361.

20

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2025 are reported as Fund services fees on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the year ended December 31, 2025, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended December 31, 2025, are reported on the Statement of Operations.

Note 4 –Redemption Liquidity Service Fees

The Fund may participate in “Liquidity Programs” or “Programs” offered by independent third-party service providers, which are designed to provide an alternative liquidity source when conducting normal business activities. Under the programs, cash is provided to the Fund to meet net shareowner redemptions, manage and optimize portfolio composition, offset transaction costs, and/or more efficiently manage the portfolio. Following purchases of Fund shares, the programs then generally redeem those shares when the Fund experiences net sales, at the end of a maximum holding period ranging from 2 to 8 days or at other times at the discretion of the program or the Adviser. During the period that a third party holds the Fund’s shares through a Program, the third party will have the same rights and privileges with respect to those shares as any other shareholder. A third party that invests in the Fund through a Program does so on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. The third party purchases shares of the Fund at net asset value and is not subject to the Fund’s investment minimums or the limitations noted under “Excessive Trading and Market Timing” section contained in the Prospectus.

21

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

For use of certain services, the Fund pays a fee calculated by applying a fee rate to the purchase amount determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, certain providers are prohibited from acquiring more than 3% of the outstanding voting securities of a Fund, while others are prohibited from acquiring more than 5%. The providers will periodically redeem their entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s in-kind redemption policies. There is no assurance that these programs will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the year ended December 31, 2025, the fees associated with these programs are disclosed in the Statement of Operations within redemption liquidity service fees.

Note 5 – Securities Sold Short

The Fund maintains cash deposits and segregates marketable securities in amounts equal to the current fair value of the securities sold short or the fair value of the securities at the time they were sold short, whichever is greater. The Fund considers cash deposits held in connection with securities sold short to be restricted cash. The restriction will lapse when the related short positions are terminated. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The dividends on securities sold short are reflected as short sale dividend expense.

Note 6 – Federal Income Taxes

At December 31, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$8,842,039,500
Gross unrealized appreciation	$3,397,959,280
Gross unrealized depreciation	(397,202,215)
Net unrealized appreciation/(depreciation)	$3,000,757,065

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, permanent differences in book and tax have been reclassified to paid-in capital and total distributable earnings/(deficit) as follows:

Increase (Decrease)
Paid-in Capital	Total accumulated earnings/(deficit)
$607,730,051	$(607,730,051)

22

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$56,626,324
Undistributed long-term capital gains	-
Tax accumulated earnings	56,626,324

Accumulated capital and other losses	1,270,532
Net Unrealized appreciation/(depreciation) on investments	3,000,757,065
Deferred compensation	(49,136)
Foreign currency translations	566,819
Swap value change	(781,827)
Total accumulated earnings/(deficit)	$3,058,389,777

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024, were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$360,610,439	$333,402,961
Net long-term capital gains	710,432,017	597,659,821
Total distributions paid	$1,071,042,456	$931,062,782

As of December 31, 2025, the Fund did not have any non-expiring capital loss carryforwards.

During the tax year ended December 31, 2025, the Fund utilized $0 of short-term and $0 of long-term non-expiring capital loss carryforwards, respectively.

Note 7 – Investment Transactions

For the year ended December 31, 2025, purchases, sales, and in-kind redemptions of investments, excluding short-term investments, were $1,669,193,929, $1,965,646,744, and $500,904,170, respectively.

Note 8 – Shareholder Servicing Plan

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10%, 0.25%, and 0.10% of its average daily net assets attributable to the Institutional Class, Investor Class and Supra Institutional Class shares of the Fund, respectively. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. Such fees are reported on the Statement of Operations. For the year ended December 31, 2025, the Adviser reimbursed shareholder service fees of $883,477, $17,775, and $1,146,700 for Institutional Class shares, Investor Class shares, and Supra Institutional Class shares, respectively.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

23

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 10 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand.

Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.

As of December 31, 2025, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Company B.V. Senior Exit LC	$21,844,968	$(9,488,847)	$(5,461,242)	$4,027,605	$5,461,242

Note 11 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

24

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	NAV as Practical Expedient*	Total
Convertible Bonds	$-	$248,263,953	$-	$-	$248,263,953
Corporate Bank Debt	-	4,572,621	47,084,267	-	51,656,888
Corporate Bonds					-
Communications	-	110,921,226	-	-	110,921,226
Financials	-	29,860,101	-	-	29,860,101
Closed-End Funds	-	-	5,469,607	-	5,469,607
Common Stocks
Aerospace & Defense	-	189,806,381	-	-	189,806,381
Apparel & Textile Products	-	96,383,513	-	-	96,383,513
Asset Management	122,911,483	-	-	-	122,911,483
Banking	321,360,084	-	-	-	321,360,084
Beverages	-	525,604,234	-	-	525,604,234
Biotech & Pharma	-	66,386,905	-	-	66,386,905
Cable & Satellite	279,288,410	-	-	-	279,288,410
Chemicals	213,159,085	328,684,580	-	-	541,843,665
Commercial Support Services	-	148,562,659	-	-	148,562,659
Construction Materials	131,378,761	80,484,487	-	-	211,863,248
E-Commerce Discretionary	202,127,920	-	-	-	202,127,920
Electric Utilities	11,581,810	-	-	-	11,581,810
Electrical Equipment	261,281,585	48,504,257	-	-	309,785,842
Engineering & Construction	-	112,253,445	42,778,275	-	155,031,720
Entertainment Content	-	-	12,981,991	-	12,981,991
Food	81,511,484	47,710,799	-	-	129,222,283
Health Care Facilities & Svcs	105,731,879	-	-	-	105,731,879
Home Construction	109,857,876	-	-	-	109,857,876
Household Products	-	18,103,030	-	-	18,103,030
Institutional Financial Svcs	141,121,059	-	-	-	141,121,059
Insurance	168,587,008	-	-	-	168,587,008
Internet Media & Services	1,028,085,114	178,485,817	-	-	1,206,570,931
Leisure Facilities & Services	165,187,554	-	-	-	165,187,554
Machinery	-	30,611,664	-	-	30,611,664
Medical Equipment & Devices	409,376,410	-	-	-	409,376,410
Metals & Mining	49,417,427	147,305,014	-	-	196,722,441
Oil & Gas Producers	91,634,815	-	-	-	91,634,815
Oil & Gas Services & Equip	78,732,796	-	-	-	78,732,796
Real Estate Owners & Developers	-	16,917,783	-	-	16,917,783
Reit	104,472,707	-	-	-	104,472,707
Retail - Discretionary	199,395,919	-	-	-	199,395,919
Semiconductors	464,426,674	-	-	-	464,426,674

25

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Investments	Level 1	Level 2	Level 3	NAV as Practical Expedient*	Total
Technology Hardware	148,590,830	30,731,281	-	-	179,322,111
Technology Services	-	80,802,712	-	-	80,802,712
Telecommunications	18,484,761	-	-	-	18,484,761
Transportation Equipment	60,045,833	-	-	-	60,045,833
Limited Partnerships	-	-	188,988,907	23,960,250	212,949,157
Warrants	-	-	-	-	-
Short-Term Investments	28,535,016	4,003,353,021	-	-	4,031,888,037
	$4,996,284,300	$6,544,309,483	$297,303,047	$23,960,250	$11,861,857,080
Securities Sold Short Exchange-Traded Funds	$(19,060,515)	$-	$-	$-	$(19,060,515)
Total Return Swaps	$-	$(781,827)	$-	$-	$(781,827)

* Investments valued using net asset value per share (or its equivalent) as a practical expedient are excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Beginning balance at December 31, 2024	Transfers into/(out) of Level 3 during the period	Total realized gain/(loss)	Total change in net unrealized appreciation/ (depreciation)	Accretion of Discount (Amortization of Premium) and Return of Capital	Net purchases	Net sales	Ending Value at December 31, 2025
Corporate Bank Debt	$19,555,734	$880,861	$2,115,024	$28,232,814	$-	$1,287,443	$(4,987,609)	$47,084,267
Closed-End Funds	5,850,101	-	-	(380,494)	-	-	-	5,469,607
Common Stocks	26,636,846	-	-	29,123,420	-	-	-	55,760,266
Limited Partnerships	282,400,075	23,758,344	78,834,510	(33,769,001)	(83,400,511)	-	(78,834,510)	188,988,907
Preferred Stocks	1,395,231	-	15,484,979	(123,689)	-	-	(16,756,521)	-
Warrants	-	-	(6,275)	6,275	-	-	-	-
	$335,837,987	$24,639,205	$96,428,238	$23,089,325	$(83,400,511)	$1,287,443	$(100,578,640)	$297,303,047

The change in unrealized gains or losses attributable to Level 3 investments held at December 31, 2025 was $34,583,963.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $24,639,205 out of Level 2 and NAV as Practical Expedient into Level 3. Transfers into Level 3 were due to change in valuation technique from NAV as Practical Expedient to adjusted NAV as Practical Expedient.

26

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025.

Asset Class	Fair Value December 31, 2025	Valuation Methodologies	Unobservable Input	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation From an Increase in Input (1)
Corporate Bank Debt	$46,203,406	Pricing Model(2)	Quotes/Prices	$25 - $88	$82.41	Increase
	880,861	Third-Party Broker Quote (3)	Quotes/Prices	$82.00	$82.00	Increase
Closed End Funds	5,469,607	Pricing Model(4)	Last Reported Trade	$1.15	$1.15	Increase
Common Stocks - Long	-	Pricing Model(5)	Estimated Recovery Proceeds	$0.00	$0.00	Increase
	12,981,991	Most Recent Capitalization (Funding)(6)	Revenue Multiple	$391.85	$391.85	Increase
	42,778,275	Pricing Model(2)	Quotes/Prices	$15.00	$15.00	Increase
Limited Partnerships	164,751,264	Market Approach(7)	Shipping Broker Valuations	10% - 25%	24%	Increase
	23,758,344	Adjusted NAV as Practical Expedient (8)	Quotes/Prices	35%	35%	Increase
	479,299	Discounted NAV(9)	Market Discount	10%	10%	Decrease
Warrants	-	Asset Approach(10)	Estimated Recovery Proceeds	$0.00	$0.00	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would results from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(2)	The Pricing Model technique for Level 3 securities involves recently quoted prices of the security.
(3)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(4)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(5)	The Pricing Model technique for Level 3 securities involves the issuance of non-tradable rights with no set exercise date.
(6)	The fair value of the investment is based on capital funding terms and discounted based on market trends. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.
(7)	The Discounted Cash Flow valuation technique involves estimating the value of an asset based on discounting a future stream of estimated cash flows using a discount rate determined by the Advisor.
(8)	The NAV provided by the general partner has been adjusted for the market price change of the underlying security subsequent to the September 30, 2025 NAV.
(9)	The NAV provided by the general partner has been discounted for the possible impact from various exit strategies under consideration by the general partner.
(10)	The Asset Approach technique for Level 3 securities involves the projected value of warrants that are pending cancellation.
27

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The following is the fair value measurement of investments that are valued at NAV per share (or its equivalent) as a practical expedient:

Limited Partnerships	Investment Strategy	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
Jett Texas LLC	Long-term Equity	$23,960,250	$-	Closed End Fund	N/A	N/A
		$23,960,250	$-

Note 12 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2025 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$-	Unrealized depreciation on open swap contracts	$781,827

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025, are as follows:

	Derivatives not designated as hedging instruments
	Equity Contracts	Total
Realized Gain (Loss) on Derivatives
Swap contracts	$(15,218,378)	$(15,218,378)

	Equity Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Swap contracts	$13,760,053	$13,760,053

The notional amount is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2025 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Swap contracts	Notional amount	$28,163,851

28

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 13 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Unrealized depreciation on open swap contracts	Nomura	$(781,827)	$-	$-	$(781,827)

Note 14 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

29

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Security Description	Shares Held as of December 31, 2024	Beginning Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment
Azelis Group N.V.	-	$-	$190,182,642	$-	$-
FPS Holdco LLC	2,073,734	251,127,867	-	(33,076,210)	33,076,210
FPS Shelby Holdco I LLC	107,799	8,876,467	-	-	-
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	26,423,878	(11,890,745)	-	-	2,115,045
Lealand Reficar LC Term Loan, 11.433% (3-Month Term SOFR+750 basis points), 6/30/2027	529,985	344,490	72,773	-	-
McDermott International, Ltd.	356,485,315	17,824,266	-	-	-
McDermott LC, 8.552% (3-Month Term SOFR+426.16 basis points), 6/30/2027	31,488,546	17,318,701	-	(4,987,609)	(21)
McDermott Technology Americas, Inc., 6.831% (1-Month Term SOFR+300 basis points), 6/30/2027	1,074,221	531,739	-	-	-
McDermott Technology Americas, Inc., 7.831% (1-Month Term SOFR+400 basis points), 12/31/2027	39,380,822	13,783,288	1,214,670	-	-
Sound Holding FP	1,146,250	21,949,607	-	(45,758,300)	45,758,300
U.S. Farming Realty Trust II LP	120,000	446,134	-	-	-
Total		$320,311,814	$191,470,085	$(83,822,119)	$80,949,534

Security Description - Continued	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value December 31, 2025	Shares as of December 31, 2025	Income from Affiliated Investments
Azelis Group N.V.	$-	$(5,215,788)	$-	$184,966,854	16,929,662	$491,462
FPS Holdco LLC	(83,400,511)	(13,252,560)	-	154,474,796	2,073,734	32,773,292
FPS Shelby Holdco I LLC	-	1,400,001	-	10,276,468	107,799	-
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	-	4,314,458	-	(5,461,242)	21,844,968	958,300
Lealand Reficar LC Term Loan, 11.433% (3-Month Term SOFR+750 basis points), 6/30/2027	-	113,164	-	530,427	602,758	55,823
McDermott International, Ltd.	-	24,954,009	-	42,778,275	2,851,885	-
McDermott LC, 8.552% (3-Month Term SOFR+426.16 basis points), 6/30/2027	-	7,544,620	-	19,875,691	26,500,921	2,550,881
McDermott Technology Americas, Inc., 6.831% (1-Month Term SOFR+300 basis points), 6/30/2027	-	349,122	-	880,861	1,074,221	80,190
McDermott Technology Americas, Inc., 7.831% (1-Month Term SOFR+400 basis points), 12/31/2027	-	16,260,572	-	31,258,530	40,595,493	3,394,872
Sound Holding FP	-	(21,949,607)	-	-	1,146,250	-
US Farming Realty Trust II LP	-	33,165	-	479,299	120,000	-
Total	$(83,400,511)	$14,551,156	$-	$440,059,959		$40,304,820

30

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 15 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2025, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Altegrity, Inc.	9/1/2021	$-	$5,469,607	0.05%
Cornerstone OnDemand, Inc., 7.683% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	2,462,128	2,275,626	0.02%
Epic Games, Inc.	6/25/2020	19,049,750	12,981,991	0.11%
Footpath Ventures SPV IV LP	9/24/2021	15,962,550	23,758,344	0.20%
FPS Holdco LLC	10/17/2018	49,268,895	154,474,796	1.30%
FPS Shelby Holdco I LLC	2/4/2020	11,073,935	10,276,468	0.09%
Jett Texas LLC	12/2/2024	22,500,000	23,960,250	0.20%
Lealand Finance Company B.V. Senior Exit LC, 3.500% 6/30/2027	11/12/2019	(9,488,847)	(5,461,242)	-0.05%
Lealand Reficar LC Term Loan, 11.433% (3-Month Term SOFR+750 basis points), 6/30/2027	4/5/2024	602,758	530,427	0.00%
McDermott International, Ltd.	7/1/2020	56,700,448	42,778,275	0.36%
McDermott LC, 8.552% (3-Month Term SOFR+426.16 basis points), 6/30/2027	12/31/2020	26,500,949	19,875,691	0.17%
McDermott Technology Americas, Inc., 6.831% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	1,074,192	880,861	0.01%
McDermott Technology Americas, Inc., 7.831% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	50,746,348	31,258,530	0.26%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
Sound Holding FP	10/7/2013	-	-	0.00%
U.S. Farming Realty Trust II LP	12/24/2012	-	479,299	0.00%
Vision Solutions, Inc., 8.102% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	2,255,852	2,296,995	0.02%
		$248,708,958	$325,835,918	2.74%

Note 16 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

31

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 17 – New Accounting Pronouncements

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

Note 18 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

On July 15, 2025, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Centerstone Investors Fund, a series of Northern Lights Fund Trust III (the “Acquired Fund”), into the FPA Crescent Fund (the “Acquiring Fund”). The Plan provides for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, and the distribution of the Acquiring Fund’s shares received by such Acquired Fund to its shareholders in complete liquidation of the Acquired Fund (the “Reorganization”). The Reorganization of the Acquired Fund generally is not expected to result in the recognition of gain or loss by the Acquired Fund or its shareholders for federal income tax purposes. The reorganization was effective as of the close of business on January 9, 2026.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

and the Shareholders of the FPA Crescent Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the FPA Crescent Fund (the “Fund”), a series of Investment Managers Series Trust III, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the two years in the period ended December 31, 2022, were audited by other auditors, whose report dated March 1, 2023 expressed unqualified opinions on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of the Fund since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks, brokers, and others or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

33

FPA Flexible Fixed Income Fund

(Investor Class: FFIRX)

(Institutional Class: FPFIX)

(Advisor Class: FFIAX)

ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2025

FPA Flexible Fixed Income Fund

A series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Flexible Fixed Income Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

https://fpa.com

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Principal Amount		Value
	BONDS & DEBENTURES — 86.9%
	ASSET-BACKED SECURITIES — 19.5%
	AUTO — 3.4%
$931,000	Ally Auto Receivables Trust Series 2023-1, Class A4, 5.270%, 11/15/2028	$948,149
701,000	BMW Vehicle Owner Trust Series 2023-A, Class A4, 5.250%, 11/26/2029	711,567
	CarMax Auto Owner Trust
2,027,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	2,052,044
904,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	908,936
2,146,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	2,187,142
	Ford Credit Auto Owner Trust
1,343,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	1,352,554
734,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	743,755
1,424,000	GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A4, 5.340%, 12/18/2028	1,447,749
	GM Financial Revolving Receivables Trust
3,383,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	3,317,265
5,133,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	5,261,401
1,403,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	1,472,489
8,349,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	8,578,555
1,112,000	Hyundai Auto Receivables Trust Series 2023-B, Class A4, 5.310%, 8/15/2029	1,129,731
	Mercedes-Benz Auto Receivables Trust
816,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	819,176
1,038,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	1,057,868
1,485,000	Nissan Auto Receivables Owner Trust Series 2023-A, Class A4, 4.850%, 6/17/2030	1,499,550
1,721,000	Porsche Financial Auto Securitization Trust Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	1,732,239
919,000	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	934,522
	Toyota Auto Loan Extended Note Trust
5,017,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	5,015,391
4,553,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	4,656,171
8,239,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	8,545,003
	Toyota Auto Receivables Owner Trust
1,343,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	1,350,873
1,973,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	1,991,364
2,714,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	2,757,830
1,181,000	Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A4, 5.010%, 1/22/2030	1,195,116
	World Omni Auto Receivables Trust
1,251,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	1,258,786
2,055,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	2,073,017
1

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$1,107,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	$1,122,726
		66,120,969
	COLLATERALIZED LOAN OBLIGATION — 2.1%
1,460,000	Barings Middle Market Ltd. Series 2021-IA, Class D, 12.796% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,461,481
	Cerberus Loan Funding LLC
901,000	Series 2023-1A, Class A, 6.305% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	903,125
5,057,000	Series 2023-2A, Class A1, 6.454% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	5,091,625
5,734,000	Series 2023-4A, Class A, 6.330% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	5,790,704
	Fortress Credit Opportunities Ltd.
5,645,000	Series 2017-9A, Class A1TR, 5.716% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	5,662,217
8,814,000	Series 2017-9A, Class ER, 12.226% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	8,854,606
	Golub Capital Partners Ltd.
4,361,000	Series 2023-67A, Class A1, 6.365% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	4,395,452
5,388,000	Series 2019-46A, Class A1R, 5.694% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	5,399,153
2,646,000	Parliament Ltd. Series 2021-2A, Class D, 7.851% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	2,640,586
		40,198,949
	EQUIPMENT — 7.8%
	Avis Budget Rental Car Funding AESOP LLC
1,059,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	1,082,376
3,527,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	3,615,841
4,981,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	5,184,431
3,599,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,771,644
1,728,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	1,783,082
7,423,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	7,652,369
	CNH Equipment Trust
581,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	580,774
644,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	651,892
1,805,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	1,853,713
2,436,645	Coinstar Funding LLC Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,772,846
2

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Enterprise Fleet Financing LLC
$1,104,472	Series 2022-2, Class A3, 4.790%, 5/21/2029(a)	$1,104,947
760,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	760,822
2,522,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	2,545,495
1,601,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	1,616,532
3,800,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	3,864,485
3,748,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	3,882,708
1,693,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	1,719,644
3,339,000	Series 2025-4, Class A4, 4.280%, 6/20/2032(a)	3,348,971
	Ford Credit Floorplan Master Owner Trust
10,771,000	Series 2018-4, Class A, 4.060%, 11/15/2030	10,817,952
6,057,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	6,280,663
3,949,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	3,992,223
	GMF Floorplan Owner Revolving Trust
2,130,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	2,196,410
6,852,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	7,067,210
	GreatAmerica Leasing Receivables Funding LLC
1,675,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	1,699,574
1,385,000	Series 2025-2, Class A4, 4.290%, 9/15/2032(a)	1,393,588
	Hertz Vehicle Financing LLC
3,499,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,433,211
3,489,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	3,408,270
6,142,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	6,106,998
	John Deere Owner Trust
1,372,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	1,383,933
1,203,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	1,219,275
1,664,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	1,696,299
	Kubota Credit Owner Trust
1,359,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	1,384,227
876,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	883,948
	M&T Equipment Notes
1,028,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	1,043,146
2,469,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	2,518,609
	MMAF Equipment Finance LLC
2,626,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	2,683,092
736,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	713,549
5,085,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	5,262,922
4,370,000	Series 2025-A, Class A4, 5.020%, 6/13/2050(a)	4,511,231
3,350,000	Series 2025-B, Class A4, 4.290%, 9/13/2050(a)	3,343,201
	Verizon Master Trust
6,196,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	6,308,162
8,097,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	8,393,838
10,281,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	10,529,684
3

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$4,579,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	$4,602,742
812,000	Volvo Financial Equipment LLC Series 2025-2A, Class A4, 4.060%, 6/15/2033(a)	813,789
		151,480,318
	OTHER — 6.2%
	ABPCI Direct Lending Fund LLC
1,354,437	Series 2022-2A, Class A1, 5.958% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	1,352,935
5,659,440	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	5,631,199
	ABPCI Direct Lending Fund Ltd.
722,970	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	715,638
1,842,899	Series 2020-1A, Class B, 4.935%, 12/29/2030(a)	1,822,750
8,058,000	American Tower Trust 1 5.490%, 3/15/2028(a)	8,181,316
617,221	Brazos Securitization LLC 5.014%, 9/1/2031(a)	624,898
10,409,000	Centerpoint Energy Restoration Bond Co. II LLC 4.255%, 12/15/2035	10,383,186
7,283,154	Cleco Securitization II LLC 4.680%, 12/1/2036	7,388,592
1,282,794	Cleco Securitization LLC 4.016%, 3/1/2031	1,270,107
2,542,000	Consumers 2023 Securitization Funding LLC 5.210%, 9/1/2031	2,611,204
512,000	Diamond Infrastructure Funding LLC Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	496,909
1,718,000	Diamond Issuer LLC Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	1,648,732
2,621,112	DTE Electric Securitization Funding II LLC 5.970%, 3/1/2033	2,746,532
5,175,000	Duke Energy Carolinas Nc Storm Funding II LLC 4.226%, 7/1/2037	5,171,481
	Elm Trust
54,654	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	54,584
9,541	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	9,529
15,623	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	15,598
60,311	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	60,212
	Golub Capital Partners Funding Ltd.
686,985	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	684,907
472,655	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	470,059
2,317,416	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	2,308,114
1,292,729	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,276,961
4

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
$3,761,801	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	$3,675,178
4,377,243	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	4,267,895
	Hotwire Funding LLC
1,250,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	1,231,119
1,385,000	Series 2023-1A, Class A2, 5.687%, 5/20/2053(a)	1,399,073
4,896,122	Kansas Gas Service Securitization I LLC 5.486%, 8/1/2032	5,052,985
	Monroe Capital Funding Ltd.
1,123,821	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	1,112,645
385,746	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	382,821
2,837,836	Monroe Capital Income Plus Funding LLC Series 2022-1A, Class A, 4.050%, 4/30/2032(a)	2,797,397
	Oklahoma Development Finance Authority
1,694,071	4.135%, 12/1/2033	1,684,142
647,669	4.285%, 2/1/2034	645,525
1,463,168	3.877%, 5/1/2037	1,431,134
	PG&E Recovery Funding LLC
3,334,901	5.045%, 7/15/2032	3,377,054
4,534,710	4.838%, 6/1/2033	4,613,310
2,788,262	PG&E Wildfire Recovery Funding LLC 4.022%, 6/1/2031	2,784,330
	SBA Tower Trust
1,380,000	1.631%, 11/15/2026(a)	1,347,651
1,767,000	2.328%, 1/15/2028(a)	1,692,531
1,049,000	6.599%, 1/15/2028(a)	1,071,036
6,800,000	SCE Recovery Funding LLC 4.453%, 3/15/2036	6,815,640
539,893	SpringCastle America Funding LLC Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	507,023
4,951,277	Texas Electric Market Stabilization Funding N LLC 4.265%, 8/1/2036(a)	4,931,778
664,822	Texas Natural Gas Securitization Finance Corp. 5.102%, 4/1/2035	682,471
	VCP RRL Ltd.
762,716	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	752,625
1,241,270	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	1,185,416
1,926,955	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	1,769,209
8,504,000	Virginia Power Fuel Securitization LLC 4.877%, 5/1/2031	8,702,781
5

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
$757,070	WEPCo Environmental Trust Finance LLC Series 2021-1, Class A, 1.578%, 12/15/2035	$682,563
		119,520,775
	TOTAL ASSET-BACKED SECURITIES
	(Cost $371,234,095)	377,321,011
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.8%
	AGENCY — 8.2%
	Federal Home Loan Mortgage Corp.
784,000	Series K068, Class A2, 3.244%, 8/25/2027	775,182
1,135,000	Series K072, Class A2, 3.444%, 12/25/2027	1,127,586
3,064,000	Series K073, Class A2, 3.350%, 1/25/2028	3,031,855
1,691,000	Series K076, Class A2, 3.900%, 4/25/2028	1,701,249
377,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	375,541
3,220,000	Series K079, Class A2, 3.926%, 6/25/2028	3,224,871
2,683,000	Series K080, Class A2, 3.926%, 7/25/2028(b)	2,699,352
7,407,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	7,452,172
5,016,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	5,020,278
2,785,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	2,797,786
7,311,000	Series K084, Class A2, 3.780%, 10/25/2028(b)	7,294,485
2,867,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	2,881,071
3,232,000	Series K089, Class A2, 3.563%, 1/25/2029	3,202,619
509,000	Series K088, Class A2, 3.690%, 1/25/2029	506,243
5,136,000	Series K090, Class A2, 3.422%, 2/25/2029	5,065,031
2,866,000	Series K091, Class A2, 3.505%, 3/25/2029	2,826,377
669,000	Series K092, Class A2, 3.298%, 4/25/2029	656,939
552,128	Series K093, Class A2, 2.982%, 5/25/2029	539,006
10,160,420	Series K095, Class A2, 2.785%, 6/25/2029	9,791,927
10,437,000	Series K094, Class A2, 2.903%, 6/25/2029	10,084,728
5,934,750	Series K097, Class A2, 2.508%, 7/25/2029	5,660,763
13,412,000	Series K096, Class A2, 2.519%, 7/25/2029	12,814,396
2,622,000	Series K099, Class A2, 2.595%, 9/25/2029	2,504,069
6,883,000	Series K101, Class A2, 2.524%, 10/25/2029	6,550,524
4,314,000	Series K102, Class A2, 2.537%, 10/25/2029	4,125,233
6,001,000	Series K103, Class A2, 2.651%, 11/25/2029	5,724,750
894,000	Series K107, Class A2, 1.639%, 1/25/2030	819,211
449,000	Series K105, Class A2, 1.872%, 1/25/2030	415,902
1,718,000	Series K106, Class A2, 2.069%, 1/25/2030	1,608,459
2,381,000	Series K104, Class A2, 2.253%, 1/25/2030	2,229,238
1,265,000	Series K108, Class A2, 1.517%, 3/25/2030	1,146,512
8,157,000	Series K751, Class A2, 4.412%, 3/25/2030	8,272,717
1,920,000	Series K109, Class A2, 1.558%, 4/25/2030	1,740,065
2,981,000	Series K151, Class A3, 3.511%, 4/25/2030	2,924,528
6

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$258,000	Series K111, Class A2, 1.350%, 5/25/2030	$231,242
1,407,000	Series K114, Class A2, 1.366%, 6/25/2030	1,257,286
564,000	Series K116, Class A2, 1.378%, 7/25/2030	503,206
2,774,000	Series K752, Class A2, 4.284%, 7/25/2030	2,801,283
9,296,000	Series K117, Class A2, 1.406%, 8/25/2030	8,330,791
2,108,000	Series K120, Class A2, 1.500%, 10/25/2030	1,888,917
11,142,000	Series K754, Class A2, 4.940%, 11/25/2030(b)	11,538,280
	Freddie Mac Multifamily Structured Pass-Through Certificates
2,550,000	Series K100, Class A2, 2.673%, 9/25/2029	2,439,984
695,000	Series K110, Class A2, 1.477%, 4/25/2030	629,883
1,000,000	Series K113, Class A2, 1.341%, 6/25/2030	895,541
1,978,000	Series K115, Class A2, 1.383%, 6/25/2030	1,770,019
		159,877,097
	AGENCY STRIPPED — 0.1%
	Government National Mortgage Association
1,240,876	Series 2015-19, Class IO, 0.292%, 1/16/2057(b)	15,368
715,000	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	13,281
1,925,439	Series 2020-43, Class IO, 1.262%, 11/16/2061(b)	157,182
2,580,931	Series 2020-71, Class IO, 1.094%, 1/16/2062(b)	168,351
4,966,545	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	284,305
3,286,492	Series 2020-42, Class IO, 0.939%, 3/16/2062(b)	214,684
		853,171
	NON-AGENCY — 4.5%
6,960,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class A5, 2.756%, 5/15/2053(a)	6,532,421
1,390,376	Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 5.434% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	1,390,376
5,385,000	BANK5 Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	5,532,424
1,000,000	BBCMS Mortgage Trust Series 2025-5C34, Class A3, 5.659%, 5/15/2058	1,046,405
	BBCMS Trust
348,283	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	343,556
2,296,000	Series 2025-5C36, Class A3, 5.517%, 8/15/2058	2,394,186
2,591,000	Benchmark Mortgage Trust Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	2,720,421
	BMO Mortgage Trust
2,581,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	2,679,293
1,258,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	1,309,312
2,696,000	Series 2025-5C13, Class A3, 5.227%, 12/15/2058(b)	2,774,224
7

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
$5,125,000	BX Trust Series 2019-OC11, Class A, 3.202%, 12/9/2041(a)	$4,831,799
1,732,708	BXMT Ltd. Series 2021-FL4, Class A, 4.900% (1-Month Term SOFR+116.448 basis points), 5/15/2038(a),(b)	1,723,718
7,209,000	CHI Commercial Mortgage Trust Series 2025-SFT, Class A, 5.482%, 4/15/2042(a),(b)	7,368,208
236,910	Greystone CRE Notes Ltd. Series 2021-FL3, Class A, 4.885% (1-Month Term SOFR+113.448 basis points), 7/15/2039(a),(b)	236,762
1,100,000	Hudson Yards Mortgage Trust Series 2025-SPRL, Class A, 5.467%, 1/13/2040(a),(b)	1,136,860
4,991,000	Manhattan West Mortgage Trust Series 2020-1MW, Class A, 2.130%, 9/10/2039(a)	4,804,295
675,771	MF1 Ltd. Series 2021-FL7, Class A, 4.929% (1-Month Term SOFR+119.448 basis points), 10/16/2036(a),(b)	675,364
	Progress Residential Trust
1,837,691	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	1,751,106
1,410,235	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	1,341,080
3,754,417	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	3,620,498
2,110,172	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	2,015,857
9,769,610	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	9,352,733
7,317,970	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	6,981,085
2,751,000	Series 2025-SFR3, Class A, 3.390%, 7/17/2042(a)	2,620,602
4,311,000	ROCK Trust Series 2024-CNTR, Class A, 5.388%, 11/13/2041(a)	4,419,812
5,585,000	SLG Office Trust Series 2021-OVA, Class A, 2.585%, 7/15/2041(a)	4,979,152
1,395,358	TRTX Issuer Ltd. Series 2022-FL5, Class A, 5.386% (1-Month Term SOFR+165 basis points), 2/15/2039(a),(b)	1,394,783
1,900,000	WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.349%, 7/15/2040(a),(b)	1,953,474
		87,929,806
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $241,514,781)	248,660,074
	CORPORATE BANK DEBT — 0.2%
1,828,327	Capstone Acquisition Holdings, Inc. Term Loan 8.316% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e)	1,841,994
464,034	JC Penney Corp., Inc. 5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(f)	46
8

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	CORPORATE BANK DEBT (Continued)
$341,263	Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027(b),(c),(d),(e),(g),(h)	$(40,952)
13,635	McDermott Technology Americas, Inc. 7.830% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(i)	10,499
2,776,050	WH Borrower LLC 8.734% (3-Month Term SOFR+450 basis points), 2/20/2032(b),(c),(e)	2,785,294
	TOTAL CORPORATE BANK DEBT
	(Cost $4,588,428)	4,596,881
	CORPORATE BONDS — 2.9%
	COMMUNICATIONS — 0.7%
2,633,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.375%, 9/1/2029(a)	2,659,514
2,000,000	DISH Network Corp. 11.750%, 11/15/2027(a)	2,081,480
1,014,000	EchoStar Corp. 3.875%, 11/30/2030	3,386,760
	Frontier Communications Holdings LLC
3,066,000	5.875%, 10/15/2027(a)	3,065,418
1,636,000	6.000%, 1/15/2030(a)	1,661,456
		12,854,628
	CONSUMER DISCRETIONARY — 0.4%
1,612,341	Air Canada Pass-Through Trust Series 2017-1, Class AA, 3.300%, 7/15/2031(a)	1,521,400
5,947,000	VT Topco, Inc. 8.500%, 8/15/2030(a)	6,196,952
		7,718,352
	FINANCIALS — 1.8%
3,644,000	Apollo Debt Solutions BDC Senior Notes 8.620%, 9/28/2028(d),(e)	3,644,000
5,727,000	Blue Owl Credit Income Corp. 7.950%, 6/13/2028	6,052,478
400,000	Five Point Operating Co. LP 8.000%, 10/1/2030(a)	416,000
5,000,000	Hlend Senior Notes 8.170%, 3/15/2028(d),(e)	5,000,000
2,981,000	HPS Corporate Lending Fund 6.750%, 1/30/2029	3,108,852
10,563,000	Midcap Financial Issuer Trust 6.500%, 5/1/2028(a)	10,534,903
4,032,000	Oaktree Strategic Credit Fund 8.400%, 11/14/2028	4,343,137
9

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,557,000	OCREDIT BDC Senior Notes 7.770%, 3/7/2029(d),(e)	$1,557,000
		34,656,370
	HEALTH CARE — 0.0%
938,000	Heartland Dental LLC/Heartland Dental Finance Corp. 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(e)	980,313
	TOTAL CORPORATE BONDS
	(Cost $52,039,336)	56,209,663
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 27.9%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.6%
	Federal National Mortgage Association
862,963	Series 3810, Class PE, 4.000%, 2/15/2041	848,763
39,095	Series 2012-144, Class PD, 3.500%, 4/25/2042	38,760
9,277,861	Series 2024-70, Class EC, 3.000%, 11/25/2047	8,684,128
72,484	Freddie Mac REMICS Series 4162, Class P, 3.000%, 2/15/2033	71,322
2,589,299	GS Mortgage-Backed Securities Trust Series 2024-95, Class AB, 2.500%, 6/20/2045	2,404,722
		12,047,695
	AGENCY POOL ADJUSTABLE RATE — 1.0%
	Fannie Mae Pool
320,538	1.729% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	292,780
2,617,811	1.969% (30-Day SOFR Average+207.716 basis points), 8/1/2051(b)	2,409,113
216,038	1.606% (30-Day SOFR Average+209.4 basis points), 9/1/2051(b)	196,032
1,402,706	1.957% (30-Day SOFR Average+212 basis points), 1/1/2052(b)	1,282,745
2,486,066	1.886% (30-Day SOFR Average+233.495 basis points), 4/1/2052(b)	2,267,520
	Freddie Mac Non Gold Pool
944,483	1.662% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	857,777
1,228,300	2.556% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	1,142,341
849,500	2.544% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	791,196
8,610,601	2.160% (30-Day SOFR Average+217.815 basis points), 7/1/2052(b)	7,892,923
1,065,680	3.311% (30-Day SOFR Average+222.209 basis points), 11/1/2052(b)	1,023,318
1,242,932	2.166% (30-Day SOFR Average+217.906 basis points), 5/1/2053(b)	1,139,553
		19,295,298
	AGENCY POOL FIXED RATE — 19.4%
	Fannie Mae Pool
6,838,181	1.500%, 12/1/2035	6,216,307
1,812,778	1.500%, 12/1/2035	1,639,424
867,059	1.500%, 3/1/2036	786,040
2,314,492	1.000%, 4/1/2036	2,021,963
553,669	1.500%, 4/1/2036	501,933
10

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$2,270,647	1.500%, 4/1/2036	$2,058,474
1,647,869	1.500%, 5/1/2036	1,493,890
3,630,456	1.500%, 6/1/2036	3,291,221
791,686	1.500%, 6/1/2036	717,463
1,402,102	1.500%, 7/1/2036	1,270,650
9,972,540	1.500%, 8/1/2036	9,040,692
723,432	1.500%, 8/1/2036	655,607
3,758,756	1.000%, 9/1/2036	3,272,877
1,245,168	1.500%, 9/1/2036	1,128,429
3,003,676	1.500%, 10/1/2036	2,722,069
2,313,643	1.000%, 11/1/2036	2,005,477
13,300,016	1.000%, 12/1/2036	11,528,700
687,641	1.000%, 12/1/2036	596,058
17,848,064	1.000%, 3/1/2037	15,471,032
8,485,578	1.500%, 3/1/2037	7,692,674
6,386,567	1.500%, 8/1/2037	5,783,810
1,653,286	2.000%, 6/1/2040	1,462,493
616,196	2.000%, 9/1/2040	544,200
671,471	2.000%, 10/1/2040	592,726
425,334	1.500%, 11/1/2040	362,469
3,663,052	2.000%, 11/1/2040	3,231,609
2,023,324	1.500%, 12/1/2040	1,722,914
2,539,495	2.000%, 12/1/2040	2,238,895
762,025	1.500%, 1/1/2041	648,389
2,754,257	1.500%, 2/1/2041	2,341,688
7,234,673	1.500%, 3/1/2041	6,146,751
270,463	1.500%, 4/1/2041	229,456
6,321,943	1.500%, 5/1/2041	5,359,903
1,544,052	2.500%, 5/1/2041	1,391,282
7,054,287	1.500%, 7/1/2041	5,969,512
933,491	2.000%, 7/1/2041	819,215
8,794,141	2.000%, 9/1/2041	7,756,491
7,116,792	1.500%, 10/1/2041	6,003,634
15,099,504	1.500%, 11/1/2041	12,729,042
3,036,831	1.500%, 11/1/2041	2,560,005
2,572,611	1.500%, 12/1/2041	2,167,098
12,799,530	1.500%, 1/1/2042	10,772,327
1,493,729	1.500%, 1/1/2042	1,261,626
2,736,113	1.500%, 2/1/2042	2,322,401
858,840	1.500%, 3/1/2042	725,062
2,728,203	1.500%, 3/1/2042	2,317,627
4,856,474	1.500%, 3/1/2042	4,106,662
7,221,990	1.500%, 3/1/2042	6,102,557
11

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$4,765,305	1.500%, 3/1/2042	$4,013,823
8,894,327	1.500%, 3/1/2042	7,502,140
2,194,504	2.000%, 8/1/2042	1,922,805
7,433,615	2.000%, 8/1/2042	6,490,141
3,083,738	3.500%, 4/1/2044	2,926,155
4,862,169	4.000%, 6/1/2045	4,761,850
10,998,661	4.000%, 3/1/2046	10,777,038
1,039,715	4.000%, 7/1/2046	1,017,865
700,928	4.000%, 7/1/2046	678,353
1,186,625	4.000%, 10/1/2046	1,161,583
659,433	4.000%, 10/1/2046	645,945
996,952	4.000%, 3/1/2048	975,135
5,228,295	4.500%, 1/1/2050	5,233,645
4,612,177	4.500%, 1/1/2050	4,617,752
	Freddie Mac Pool
9,128,464	1.500%, 11/1/2035	8,298,309
872,142	1.500%, 11/1/2035	788,740
3,300,749	1.500%, 1/1/2036	2,990,342
420,603	1.500%, 4/1/2036	381,301
1,190,374	1.000%, 5/1/2036	1,038,849
694,719	1.500%, 5/1/2036	629,803
1,665,484	1.500%, 6/1/2036	1,505,695
824,991	1.000%, 7/1/2036	717,496
2,944,362	1.500%, 8/1/2036	2,668,317
1,198,297	1.000%, 10/1/2036	1,045,619
2,202,628	1.500%, 10/1/2036	1,996,123
8,491,518	1.500%, 10/1/2036	7,698,058
650,773	1.500%, 11/1/2036	589,964
2,639,094	2.000%, 6/1/2040	2,334,705
582,524	2.000%, 8/1/2040	514,700
350,696	4.000%, 10/1/2040	343,781
10,353,597	1.500%, 11/1/2040	8,823,577
319,149	4.000%, 11/1/2040	312,960
750,359	2.000%, 12/1/2040	661,483
500,008	1.500%, 2/1/2041	425,776
6,503,788	1.500%, 2/1/2041	5,524,570
4,323,222	1.500%, 3/1/2041	3,672,719
17,050,136	1.500%, 3/1/2041	14,483,821
3,793,843	1.500%, 4/1/2041	3,217,844
15,571,246	1.500%, 5/1/2041	13,198,993
12,244,784	1.500%, 6/1/2041	10,370,442
7,354,231	1.500%, 7/1/2041	6,222,381
7,427,527	1.500%, 8/1/2041	6,279,027
12

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$1,004,634	2.000%, 8/1/2041	$880,660
4,711,810	1.500%, 9/1/2041	3,980,519
3,234,649	1.500%, 10/1/2041	2,728,732
528,715	1.500%, 11/1/2041	448,111
2,620,567	1.500%, 11/1/2041	2,209,203
8,176,124	1.500%, 12/1/2041	6,888,400
4,500,435	1.500%, 12/1/2041	3,820,127
654,505	1.500%, 1/1/2042	553,411
6,060,114	1.500%, 1/1/2042	5,116,491
4,796,903	1.500%, 4/1/2042	4,078,314
3,961,608	2.000%, 5/1/2042	3,468,843
2,675,850	2.000%, 8/1/2042	2,341,713
2,740,709	2.000%, 8/1/2042	2,404,315
6,572,579	4.500%, 12/1/2045	6,580,567
		376,739,855
	AGENCY STRIPPED — 0.0%
19,009	Fannie Mae Interest Strip Series 284, Class 1, 0.000%, 7/25/2027	18,463
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.9%
	GS Mortgage-Backed Securities Trust
1,620,901	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	1,462,353
6,285,369	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	5,664,545
5,947,319	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	5,347,756
4,050,585	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	3,634,530
1,672,237	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	1,497,762
896,018	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	799,814
6,011,887	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	5,501,543
1,667,282	Series 2022-PJ3, Class A22, 2.500%, 8/25/2052(a),(b)	1,490,967
833,291	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	761,875
5,476,615	Series 2022-PJ4, Class A22, 2.500%, 9/25/2052(a),(b)	4,887,265
1,108,490	Series 2022-PJ4, Class A24, 3.000%, 9/25/2052(a),(b)	1,011,759
12,887,891	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	11,460,321
8,076,104	Series 2022-PJ6, Class A15, 2.500%, 1/25/2053(a),(b)	7,187,852
	J.P. Morgan Mortgage Trust
658,813	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	594,946
3,190,255	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	2,878,371
2,232,502	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	1,961,674
6,003,096	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	5,391,419
1,957,069	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	1,764,978
6,866,887	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	6,183,394
9,446,797	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	8,525,205
13

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$1,373,158	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	$1,230,687
11,939,385	Series 2022-1, Class A4, 2.500%, 7/25/2052(a),(b)	10,680,863
530,583	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	474,087
896,450	Series 2022-4, Class A4, 3.000%, 10/25/2052(a),(b)	819,506
110,281	Series 2022-8, Class A4A, 4.000%, 1/25/2053(a),(b)	105,788
405,663	Series 2024-7, Class A4, 3.000%, 4/25/2053(a),(b)	367,517
3,996,584	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	3,650,167
4,324,151	Series 2025-1, Class A4, 3.688%, 1/25/2063(a),(b)	4,064,562
	OBX Trust
395,767	Series 2021-J3, Class A4, 2.500%, 10/25/2051(a),(b)	355,985
6,536,069	Series 2022-J1, Class A3, 3.000%, 2/25/2052(a),(b)	5,954,153
915,387	Pretium Mortgage Credit Partners LLC Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	882,783
2,561,000	Progress Residential Trust Series 2025-SFR6, Class A, 4.000%, 12/17/2042(a),(b)	2,494,374
	Sequoia Mortgage Trust
2,447,990	Series 2021-4, Class A4, 2.500%, 6/25/2051(a),(b)	2,203,999
988,374	Series 2021-5, Class A4, 2.500%, 7/25/2051(a),(b)	889,278
2,184,156	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	1,956,488
3,462,007	Series 2021-9, Class A4, 2.500%, 1/25/2052(a),(b)	3,095,373
710,451	Series 2022-1, Class A4, 2.500%, 2/25/2052(a),(b)	634,576
8,246,539	Series 2025-S1, Class A4, 2.500%, 9/25/2054(a),(b)	7,353,109
	Towd Point Mortgage Trust
104,782	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	103,930
3,302,920	Series 2019-4, Class A1, 2.900%, 10/25/2059(a),(b)	3,204,605
545,605	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	502,831
1,447,668	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	1,409,585
	Wells Fargo Mortgage Backed Securities
989,973	Series 2021-2, Class A3, 2.500%, 6/25/2051(a),(b)	888,464
413,721	Series 2022-1, Class A3, 2.500%, 8/25/2051(a),(b)	369,587
2,158,787	Series 2022-2, Class A4, 2.500%, 12/25/2051(a),(b)	1,923,005
		133,623,631
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $526,208,577)	541,724,942
	U.S. TREASURY NOTES & BONDS — 23.6%
	U.S. Treasury Note
80,491,000	3.875%, 7/31/2030	81,094,682
102,514,000	3.625%, 8/31/2030	102,237,725
42,097,000	3.625%, 9/30/2030	41,939,136
10,896,000	4.625%, 9/30/2030	11,324,554
174,687,000	3.625%, 10/31/2030	173,977,334

14

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	U.S. TREASURY NOTES & BONDS (Continued)
$47,761,000	3.500%, 11/30/2030	$47,290,607
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $456,528,269)	457,864,038
	TOTAL BONDS & DEBENTURES
	(Cost $1,652,113,486)	1,686,376,609

Number of Shares
	COMMON STOCKS — 0.2%
	REAL ESTATE SERVICES — 0.1%
58,520	Copper Property CTL Pass Through Trust(e)	658,350
	TELECOMMUNICATIONS — 0.0%
11,258	Uniti Group, Inc.*	78,918
	TRANSPORTATION & LOGISTICS — 0.1%
75,292	PHI Group, Inc.(d),(e)	2,409,344
	TOTAL COMMON STOCKS
	(Cost $1,733,607)	3,146,612
	PREFERRED STOCKS — 0.0%
	INDUSTRIALS — 0.0%
72	Uniti Group, Inc. - Series A, 11.000%(d),(e)	71,820
	TOTAL PREFERRED STOCKS
	(Cost $148,804)	71,820
	WARRANTS — 0.0%
2,179	Uniti Group, Inc. , Expiration Date: August 11, 2035*,(d),(e)	15,079
	TOTAL WARRANTS
	(Cost $0)	15,079
	SHORT-TERM INVESTMENTS — 12.4%
	MONEY MARKET INVESTMENTS — 0.8%
15,012,708	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.64%(j)	15,012,708

Principal Amount
	TREASURY BILLS — 11.6%
	U.S. Treasury Bill
$51,444,000	3.66%, 1/8/2026(k)	51,407,922
69,734,000	3.62%, 1/15/2026(k)	69,637,214
57,691,000	3.60%, 1/22/2026(k)	57,571,888
15

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	TREASURY BILLS (Continued)
$46,331,000	3.52%, 1/29/2026(k)	$46,206,710
		224,823,734
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $239,836,442)	239,836,442
	TOTAL INVESTMENTS — 99.5%
	(Cost $1,893,832,339)	1,929,446,562
	Other Assets in Excess of Liabilities — 0.5%	9,966,684
	TOTAL NET ASSETS — 100.0%	$1,939,413,246

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $498,680,811, which represents 25.71% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(e)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $18,932,787, which represents 0.98% of Total Net Assets.
(f)	Security is in default.
(g)	As of December 31, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 8 of the Notes to Financial Statements for further information on these commitments and contingencies.
(h)	All or a portion of the loan is unfunded.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	The rate is the annualized seven-day yield at period end.
(k)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

16

FPA Flexible Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2025

Assets:
Investments, at value (cost $1,893,832,339)	$1,929,446,562
Cash	22,924,105
Receivables:
Investment securities sold	131,737
Fund shares sold	1,678,277
Dividends and interest	9,245,849
Prepaid expenses	43,470
Total assets	1,963,470,000

Liabilities:
Payables:
Investment securities purchased	22,926,363
Fund shares redeemed	202,964
Advisory fees	630,304
Shareholder servicing fees (Note 6)	78,053
Fund services fees	150,160
Shareholder reporting fees	15,581
Auditing fees	15,577
Trustees' deferred compensation (Note 3)	10,913
Legal fees	10,388
Trustees' fees and expenses	8,292
Chief Compliance Officer fees	693
Accrued other expenses	7,466
Total liabilities	24,056,754
Commitments and contingencies (Notes 3 and 8)
Net Assets	$1,939,413,246

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$1,903,832,077
Total distributable earnings (accumulated deficit)	35,581,169
Net Assets	$1,939,413,246

Maximum Offering Price per Share:
Investor Class Shares:[1]
Net assets applicable to shares outstanding	$3,360,775
Shares of beneficial interest issued and outstanding	324,312
Redemption price per share	$10.36

Institutional Class Shares:
Net assets applicable to shares outstanding	$1,862,957,213
Shares of beneficial interest issued and outstanding	179,617,096
Redemption price per share	$10.37

Advisor Class Shares:
Net assets applicable to shares outstanding	$73,095,258
Shares of beneficial interest issued and outstanding	7,052,488
Redemption price per share	$10.36

[1]	The Investor Class commenced operations on July 1, 2025. The data shown reflects operations for the period July 1, 2025 to December 31, 2025.

See accompanying Notes to Financial Statements.

17

FPA Flexible Fixed Income Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Investment income:
Interest	$77,479,567
Dividends	175,573
Total investment income	77,655,140

Expenses:
Advisory fees	8,095,755
Shareholder servicing fees - Investor Class (Note 6)	1,562
Shareholder servicing fees - Institutional Class (Note 6)	1,121,502
Shareholder servicing fees - Advisor Class (Note 6)	64,589
Fund services fees	620,718
Registration fees	184,750
Shareholder reporting fees	111,424
Trustees' fees and expenses	58,767
Legal fees	32,569
Insurance fees	18,120
Auditing fees	16,077
Miscellaneous	8,825
Chief Compliance Officer fees	3,327
Total expenses	10,337,985
Advisory fees waived and shareholder servicing fees reimbursed (Note 3 and 6)	(1,331,221)
Net expenses	9,006,764
Net investment income (loss)	68,648,376

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,710,124
Total realized gain (loss)	6,710,124
Net change in unrealized appreciation (depreciation) on:
Investments	36,262,391
Net change in unrealized appreciation (depreciation)	36,262,391
Net realized and unrealized gain (loss)	42,972,515

Net Increase (Decrease) in Net Assets from Operations	$111,620,891

See accompanying Notes to Financial Statements.

18

FPA Flexible Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$68,648,376	$57,167,257
Total realized gain (loss) on investments	6,710,124	305,556
Net change in unrealized appreciation (depreciation) on investments	36,262,391	566,008
Net increase (decrease) in net assets resulting from operations	111,620,891	58,038,821

Distributions to Shareholders:
Distributions:
Investor Class	(31,424)	-
Institutional Class	(64,794,783)	(53,343,853)
Advisor Class	(2,983,571)	(2,840,087)
Total distributions to shareholders	(67,809,778)	(56,183,940)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	4,645,967 [1]	-
Institutional Class	856,771,446	516,543,240
Advisor Class	45,297,587	34,149,517
Reinvestment of distributions:
Investor Class	31,424 [1]	-
Institutional Class	52,921,359	43,651,502
Advisor Class	1,103,278	1,004,808
Cost of shares redeemed:
Investor Class	(1,311,641)[1]	-
Institutional Class	(338,618,010)	(220,696,475)
Advisor Class	(40,378,436)	(19,113,261)
Net increase (decrease) in net assets from capital transactions	580,462,974	355,539,331

Total increase (decrease) in net assets	624,274,087	357,394,212

Net Assets:
Beginning of period	1,315,139,159	957,744,947
End of period	$1,939,413,246	$1,315,139,159
Capital Share Transactions:
Shares sold:
Investor Class	447,667 [1]	-
Institutional Class	83,463,665	51,032,150
Advisor Class	4,421,175	3,371,824
Shares reinvested:
Investor Class	3,030 [1]	-
Institutional Class	5,146,898	4,327,415
Advisor Class	107,549	99,631
Shares redeemed:
Investor Class	(126,385)[1]	-
Institutional Class	(33,054,153)	(21,836,219)
Advisor Class	(3,934,851)	(1,885,848)
Net increase (decrease) in capital share transactions	56,474,595	35,108,953

[1]	The Investor Class commenced operations on July 1, 2025. The data shown reflects operations for the period July 1, 2025 to December 31, 2025.

See accompanying Notes to Financial Statements.

19

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended December 31, 2025[1]
Net asset value, beginning of period	$10.27
Income from Investment Operations:
Net investment income (loss)[2]	0.21
Net realized and unrealized gain	0.10
Total from investment operations	0.31

Less Distributions:
From net investment income	(0.22)
Total distributions	(0.22)
Net asset value, end of period	$10.36

Total return[3]	3.03%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,361

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.81%[5]
After fees waived and expenses absorbed	0.65%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	3.80%[5]
After fees waived and expenses absorbed	3.96%[5]

Portfolio turnover rate	48%[5]

[1]	The Investor Class commenced operations on July 1, 2025. The data shown reflects operations for the period July 1, 2025 to December 31, 2025.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

20

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2025	2024	2023	2022[1]	2021[1]
Net asset value, beginning of period	$10.08	$10.04	$9.68	$10.24	$10.29
Income from Investment Operations:
Net investment income (loss)[2]	0.44	0.50	0.50	0.29	0.20
Net realized and unrealized gain (loss)	0.28	0.02	0.34	(0.57)	(0.02)
Total from investment operations	0.72	0.52	0.84	(0.28)	0.18

Less Distributions:
From net investment income	(0.43)	(0.48)	(0.48)	(0.28)	(0.20)
From net realized gain	-	-	-	-	(0.03)
Total distributions	(0.43)	(0.48)	(0.48)	(0.28)	(0.23)
Net asset value, end of period	$10.37	$10.08	$10.04	$9.68	$10.24

Total return[3]	7.23%	5.29%	9.02%	(2.82)%	1.77%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,862,957	$1,250,081	$908,830	$684,315	$666,786

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.63%	0.62%	0.63%	0.67%	0.71%
After fees waived and expenses absorbed	0.55%	0.55%[4]	0.54%[5]	0.51%	0.49%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.16%	4.83%	4.97%	2.75%	1.69%
After fees waived and expenses absorbed	4.24%	4.90%	5.06%	2.91%	1.91%

Portfolio turnover rate	48%	58%	55%	31%	35%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Effective May 1, 2024, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.554% of the average daily net assets. Prior to May 1, 2024, the limit of the annual operating expenses was 0.55%.
[5]	Effective May 1, 2023, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets. Prior to May 1, 2023, the limit of the annual operating expenses was 0.52%.

See accompanying Notes to Financial Statements.

21

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,				For the Period Ended December 31,
	2025	2024	2023	2022[1]	2021[1,2]
Net asset value, beginning of period	$10.07	$10.04	$9.68	$10.24	$10.32
Income from Investment Operations:
Net investment income (loss) [3]	0.43	0.49	0.49	0.34	0.13
Net realized and unrealized gain (loss)	0.28	0.02	0.34	(0.63)	(0.05)
Total from investment operations	0.71	0.51	0.83	(0.29)	0.08

Less Distributions:
From net investment income	(0.42)	(0.48)	(0.47)	(0.27)	(0.13)
From net realized gain	-	-	-	-	(0.03)
Total distributions	(0.42)	(0.48)	(0.47)	(0.27)	(0.16)
Net asset value, end of period	$10.36	$10.07	$10.04	$9.68	$10.24

Total return[4]	7.22%	5.16%	8.86%	(2.79)%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$73,095	$65,058	$48,915	$1,083	$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.65%	0.65%	0.68%	0.70%	3.06%[5]
After fees waived and expenses absorbed	0.60%	0.60%[6]	0.59%[7]	0.56%	0.59%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.16%	4.80%	4.93%	3.32%	(0.69)%[5]
After fees waived and expenses absorbed	4.21%	4.85%	5.02%	3.45%	1.79%[5]

Portfolio turnover rate	48%	58%	55%	31%	35%[5]

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	The Advisor Class commenced operations on April 16, 2021. The data shown reflects operations for the period April 16, 2021 to December 31, 2021.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Annualized.
[6]	Effective May 1, 2024, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.604% of the average daily net assets. Prior to May 1, 2024, the limit of the annual operating expenses was 0.60%.
[7]	Effective May 1, 2023, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.60% of the average daily net assets. Prior to May 1, 2023, the limit of the annual operating expenses was 0.57%.

See accompanying Notes to Financial Statements.

22

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1 – Organization

FPA Flexible Fixed Income Fund (the “Fund”), is a diversified series of Investment Managers Series Trust III (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term total return, which includes income and capital appreciation, while considering capital preservation. First Pacific Advisors, LP (the "Adviser") has served as the Fund's investment adviser since December 31, 2018.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

23

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

24

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

(f) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

(g) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

25

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(i) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(j) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

26

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.50% of the Fund’s average daily net assets. In addition, the Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, redemption liquidity service expenses, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) do not exceed 0.604%, 0.554%, and 0.654% of the Fund’s average daily net assets for the one-year period ending June 30, 2026, for the Advisor Class, Institutional Class, and Investor Class, respectively.

For the year ended December 31, 2025, the Adviser waived a portion of its advisory fees totaling $ 180,494 for the Fund. Any expenses reimbursed to the Fund by the Adviser during any of the previous 36 months may be recouped by the Adviser, provided the Fund’s Total Annual Fund Operating Expenses do not exceed 0.64% of the average net assets of the Fund attributable to the Institutional Class, 0.74% of the average net assets of the Fund attributable to the Advisor Class, and 0.79% of the average net assets of the Fund attributable to the Investor Class for any subsequent calendar year, regardless of whether there is a then-effective higher expense limit. This agreement may only be terminated earlier by the Fund’s Board of Trustees or upon termination of the Advisory Agreement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. The Adviser may recapture all or a portion of this amount no later than dates stated below:

December 31, 2026	$774,947
December 31, 2027	802,310
December 31, 2028	1,331,221
Total	$2,908,478

UMB Fund Services, Inc. ("UMBFS") serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2025, are reported as fund services fees on the Statement of Operations.

Distribution Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or the Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the year ended December 31, 2025, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

27

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended December 31, 2025 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,893,042,392

Gross unrealized appreciation	$38,454,891
Gross unrealized depreciation	(2,050,721)

Net unrealized appreciation/(depreciation)	$36,404,170

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, permanent differences in book and tax have been reclassified to paid-in capital and total distributable earnings/(deficit) as follows:

Increase (Decrease)
Paid-in Capital	Total distributable earnings/(deficit)
$-	$-

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$650,420
Undistributed long-term capital gains	-
Tax accumulated earnings	650,420

Accumulated capital and other losses	(1,462,508)
Unrealized appreciation/(depreciation) on investments	36,404,170
Deferred compensation	(10,913)
Total accumulated earnings/(deficit)	$35,581,169

28

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024, were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$67,809,778	$56,183,940
Net long-term capital gains	-	-
Total distributions paid	$67,809,778	$56,183,940

As of December 31, 2025, the Fund had non-expiring capital loss carryforwards as follows:

2025
Short-term	$-
Long-term	1,455,360
Total capital loss carryforwards	$1,455,360

During the tax year ended December 31, 2025, the Fund utilized $3,396,799 of short-term and $4,754,583 of long-term non-expiring capital loss carryforwards, respectively.

Note 5 – Investment Transactions

For the year ended December 31, 2025, purchases and sales of investments, excluding short-term investments, were $ 1,119,723,132 and $ 713,699,104, respectively.

Note 6 – Shareholder Servicing Plan

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10%, 0.15%, and 0.25% of its average daily net assets attributable to Institutional Class, Advisor Class, and Investor Class shares, respectively. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. For the year ended December 31, 2025, the Adviser reimbursed shareholder servicing fees of $1,121,503, $28,297, and $927 for the Institutional Class, Advisor Class, and Investor Class shares, respectively.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2025, the total unfunded amount was 0.02% of the Fund’s net assets.

29

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

As of December 31, 2025, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Super Senior Exit LC	$341,263	$(356)	$(40,952)	$(40,596)	$341,263

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:

30

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Investments	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Auto	$-	$66,120,969	$-	$66,120,969
Collateralized Loan Obligation	-	40,198,949	-	40,198,949
Equipment	-	151,480,318	-	151,480,318
Other	-	119,520,775	-	119,520,775
Commercial Mortgage-Backed Securities
Agency	-	159,877,097	-	159,877,097
Agency Stripped	-	853,171	-	853,171
Non-Agency	-	87,929,806	-	87,929,806
Corporate Bank Debt	-	2,785,294	1,811,587	4,596,881
Corporate Bonds
Communications	-	12,854,628	-	12, 854,628
Consumer Discretionary	-	7,718,352	-	7,718,352
Financials	-	24,455,370	10,201,000	34,656,370
Health Care	-	980,313	-	980,313
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	-	12,047,695	-	12,047,695
Agency Pool Adjustable Rate	-	19,295,298	-	19, 295,298
Agency Pool Fixed Rate	-	376,739,855	-	376,739,855
Agency Stripped	-	18,463	-	18,463
Non-Agency Collateralized Mortgage Obligation	-	133,623,631	-	133,623,631
U.S. Treasury Notes & Bonds	-	457,864,038	-	457,864,038
Common Stocks
Real Estate Services	658,350	-	-	658,350
Telecommunications	78,918	-	-	78,918
Transportation & Logistics	-	-	2,409,344	2,409,344
Preferred Stocks
Industrials	-	-	71,820	71,820
Warrants	-	-	15,079	15,079
Short-Term Investments	15,012,708	224,823,734	-	239,836,442
	$15,749,976	$1,899,187,756	$14,508,830	$1,929,446,562

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Beginning value at December 31, 2024	Transfers In/(out) of Level 3 during the period	Total Realized gain/loss	Total Change in unrealized appreciation/ depreciation	Amortization of Discount (Amortization of Premium)	Net Purchases	Net Sales	Ending Value at December 31, 2025
Common Stocks	$1,725,371	$-	$-	$1,056,754	$(46,005)	$-	$(326,776)	$2,409,344
Corporate Bank Debt	1,638,579	-	(57,100)	248,743	1,788	408	(20,831)	1,811,587
Corporate Bonds	10,201,000	-	-	-	-	-	-	10,201,000
Preferred Stocks	-	-	-	(76,984)	-	148,804	-	71,820
Warrants	-	-	-	15,079	-	-	-	15,079
	$13,564,950	$-	$(57,100)	$1,243,592	$(44,217)	$149,212	$(347,607)	$14,508,830

31

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

The change in unrealized gains or losses attributable to Level 3 investments held at December 31, 2025 was $1,026,114.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. Transfers into Level 3 were due to change in valuation technique from vendor priced to fair valued.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025.

Financial Assets	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price	Impact to Valuation From an Increase in Input(1)
Corporate Bank Debt	$1,841,994	Third-Party Broker Quote(2)	Quotes/Prices	$100.75	$100.75	Increase
	(30,453)	Pricing Model(3)	Quotes/Prices	$77.00 - $88.00	$85.76	Increase
	47	Asset Approach(4)	Estimated Recovery Proceeds	$0.01	$0.01	Increase
Common Stocks	2,409,344	Pricing Model(5)	Last Reported Trade	$32.00	$32.00	Increase
Corporate Bonds & Notes	10,201,000	Pricing Model(6)	Cost	$100.00	$100.00	Increase
Preferred Stocks	71,820	Pricing Model(6)	Cost	$1000.00	$1000.00	Increase
Warrants	15,079	Pricing Model(7)	Quoted Price of Underlying Common Stock	$6.92	$6.92	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(2)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(3)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(4)	The Asset Approach technique for Level 3 securities involves the potential of likelihood of future bankruptcy distributions.
(5)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(6)	The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.
(7)	The fair value of the investment is based on yield-to-maturity values that are comparable to other similar fixed-income instruments at similar price levels, which are not congruent with vendor quoted prices for the security.
32

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Note 10 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2025, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	$3,644,000	$3,644,000	0.19%
Capstone Acquisition Holdings, Inc. Term Loan, 8.316% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	1,818,540	1,841,994	0.10%
Copper Property CTL Pass Through Trust	1/17/2019	939,850	658,350	0.04%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028	5/25/2023	923,387	980,313	0.05%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	5,000,000	5,000,000	0.26%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2027	2/3/2021	-	46	0.00%
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	2/28/2020	(357)	(40,952)	0.00%
McDermott Technology Americas, Inc., 7.830% (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	8,075	10,499	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/07/2029	2/22/2024	1,557,000	1,557,000	0.08%
PHI Group, Inc.	8/19/2019	615,785	2,409,344	0.12%
Uniti Group, Inc.	11/16/2020	-	15,079	0.00%
Uniti Group, Inc. - Series A	11/16/2020	148,804	71,820	0.00%
WH Borrower LLC, Term Loan B, 8.734% (3-Month Term SOFR+450 basis points), 2/20/2032	2/9/2022	2,762,170	2,785,294	0.14%
		$17,417,254	$18,932,787	0.98%

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

33

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2025

Note 12 – New Accounting Pronouncements

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

and the Shareholders of the FPA Flexible Fixed Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the FPA Flexible Fixed Income Fund (the “Fund”), a series of Investment Managers Series Trust III, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the two years in the period ended December 31, 2022, were audited by other auditors, whose report dated March 1, 2023 expressed unqualified opinions on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of the Fund since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks, brokers, and others or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

35

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 10, 2023.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/9/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/9/2026